Goldman Sachs Trust
Institutional Liquid Assets

+ Prime Obligations Portfolio

+ Money Market Portfolio

+ Government Portfolio

+ Treasury Obligations Portfolio

+ Treasury Instruments Portfolio

+ Federal Portfolio

+ Tax-Exempt Diversified Portfolio

+ Tax-Exempt California Portfolio

+ Tax-Exempt New York Portfolio

ANNUAL REPORT
December 31, 2001

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Institutional Liquid Assets (ILA) Portfolios during the one-year reporting period that ended December 31, 2001.

The Economy in Review

After a 10-year economic expansion— the longest in the country’s history— growth in the U.S. rapidly declined throughout the year. In an attempt to prevent a recession, the Federal Reserve Board (the “Fed”) lowered short-term interest rates on 11 separate occasions. By the end of the year, the federal funds rate (the rate U.S. banks charge each other for overnight loans) stood at 1.75%.

Despite the rationale that purports that lower interest rates spur investment, and in turn boost stock prices, the equity market did not soar on the heels of the looser monetary policy. This was mainly because there was simply not enough demand for companies’ products and services to warrant new investments. In addition, the events of September 11 further shook the economy. By the fourth quarter, economists “officially” declared that the U.S. had entered a recession.

Bond Market Review

The global bond markets generated solid results during the year. This performance was driven by slowing economic growth, which was further exacerbated by the terrorist attacks in September. The U.S. bond market was the best performing of the major markets, due in part to the Fed’s accommodative monetary policy. Two-year Treasury yields hit a 40-year low, as the Fed cut rates by 475 basis points during the year to stimulate the weakening economy. As a result, the short end of the curve led the bond market rally, with two-year yields falling by 207 basis points in 2001. 10-year and 30-year yields rallied during the year, but gave back most of their gains, and their yields ended the year roughly where they began.

European and UK bond markets largely mirrored U.S. Treasuries, as they also rose on the back of declining interest rates. Japanese bonds lagged other major markets, but delivered solid returns, as the Japanese economy continued to deteriorate and interest rates fell.

Strategy

Taxable— Looking ahead, Goldman Sachs economists expect the Fed to have a neutral monetary policy stance in 2002. Although the Fed’s neutral stance would provide little change in the short-term market, we will continue to look for attractive opportunities on the yield curve to maintain the Funds’ neutral to long WAMs (weighted average maturity). Looking forward, the Funds will seek to attain WAMs in the longer range of 40-55 days.

Tax-Exempt— The tax-exempt funds maintained WAMs at the midpoint of our ranges by buying selectively in the six-month and one-year sectors of the yield curve. Early January 2002 brought strong inflows back into the market, as cash from coupon payments and maturities were reinvested early in the month. Going forward, we will look to take advantage of opportunities on the yield curve as they present themselves, and remain watchful for any additional interest rate policy decisions made by the Fed.

________________________________________________________________________________
Letter to Shareholders
(continued)

Summary of ILA Portfolios Institutional Units/Shares*

as of December 31, 2001.

	Standardized	Standardized	1-Month	Weighted
	7-Day	7-Day	Simple	Avg.
	Current	Effective	Average	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Prime Obligations	1.94%	1.96%	1.91%	32
Money Market	2.04	2.06	2.06	48
Treasury Obligations	1.66	1.67	1.66	32
Treasury Instruments	1.43	1.44	1.54	35
Government	1.54	1.55	1.56	26
Federal	1.83	1.85	1.90	45
Tax-Exempt Diversified	1.41	1.42	1.30	51
Tax-Exempt California	1.27	1.28	1.08	42
Tax-Exempt New York	1.37	1.37	1.24	45
* ILA offers three separate classes of units (Institutional, Administration, Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration Units, Service Units and Cash Management Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Administration Units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service Units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. The Cash Management Shares pay 0.50% plus 0.30% from the adviser, for a total of 0.80%. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which may be subject to a 0.75% distribution and service fee, a 0.25% personal and account maintenance service fee, and contingent deferred sales charges. If these fees and/or charges were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in the ILA Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ prospectus, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Economic Outlook

U.S. Treasury performance weakened as the reporting period drew to a close, as there were some indications that an economic recovery could occur early in 2002. Consumer confidence surged in December and durable orders, excluding transportation equipment, rose for a second consecutive month. The rise in consumer confidence— its first increase in six months— was the largest rise since February 1998, thus diminishing the likelihood of further interest rate cuts by the Fed.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services, while seeking to provide competitive performance. We welcome your suggestions and questions and look forward to another productive year in 2002.

Goldman Sachs Money Market Management Team

January 11, 2002

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Treasury Obligations Portfolio. The Portfolio invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Treasury Instruments Portfolio. The Portfolio invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests in securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes.

Statement of Investments

ILA Prime Obligations Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—29.1%
Asset Backed
Corporate Receivables Corp.
$20,000,000	1.87%	01/16/2002	$19,984,417
CXC, Inc.
25,000,000	1.88	02/08/2002	24,950,389
Falcon Asset Securitization Corp.
23,219,000	1.90	01/22/2002	23,193,265
FCAR Owner Trust Series I
20,000,000	1.81	02/12/2002	19,957,767
Jupiter Securitization Corp.
18,015,000	2.10	01/11/2002	18,004,491
Kittyhawk Funding Corp.
19,000,000	2.05	01/22/2002	18,977,279
Receivables Capital Corp.
25,000,000	2.35	01/14/2002	24,978,785
Stellar Funding Group, Inc.
21,006,000	2.08	01/23/2002	20,979,299
Three River Funding Corp.
25,000,000	1.92	01/14/2002	24,982,667
Triple-A One Funding Corp.
17,707,000	1.87	01/15/2002	17,694,123
WCP Funding Corp.
16,603,000	1.85	01/09/2002	16,596,174

Total Commercial Paper and Corporate Obligations			$230,298,656

Bank and Medium-Term Notes—6.9%
General Electric Capital Corp.
$15,000,000	7.00%	03/01/2002	$15,044,569
Merrill Lynch & Co., Inc.
5,000,000	5.71	01/15/2002	5,000,730
The Bank of New York Co., Inc.
10,000,000	4.78	03/12/2002	10,002,872
Wells Fargo Bank
25,000,000	2.39	01/07/2002	25,000,000

Total Bank and Medium-Term Notes			$55,048,171

Certificates of Deposit—0.6%
National City Bank
$5,000,000	5.31%	01/14/2002	$4,999,965

Total Certificates of Deposit			$4,999,965

U.S. Government Agency Obligations—32.4%
Federal Home Loan Bank
$10,000,000	5.13%	01/11/2002	$10,000,211
25,000,000	1.81 #	01/20/2002	24,991,604
5,000,000	5.05	02/05/2002	5,000,101
10,000,000	1.95 #	02/19/2002	9,995,575
5,000,000	6.88	07/18/2002	5,081,048
Federal Home Loan Mortgage Corp.
10,000,000	3.46	01/31/2002	9,971,167
10,000,000	3.33	02/28/2002	9,946,431
10,000,000	2.13	12/05/2002	9,800,016
10,000,000	2.14	12/05/2002	9,799,078
Federal National Mortgage Association
25,000,000	2.30	01/03/2002	24,996,806
25,000,000	2.26	01/11/2002	24,984,306
25,000,000	1.75 #	01/15/2002	24,974,385
25,000,000	2.24	01/17/2002	24,975,111
10,000,000	3.37	02/07/2002	9,965,364
15,000,000	4.57	02/13/2002	14,918,210
20,000,000	2.23	03/28/2002	19,893,456
5,000,000	6.75	08/15/2002	5,089,115
7,435,000	3.21	08/23/2002	7,280,110
Student Loan Marketing Association
5,000,000	3.95	07/01/2002	4,999,528

Total U.S. Government Agency Obligations			$256,661,622

Variable Rate Obligations#—5.7%
Monumental Life Insurance Co.†
$20,000,000	2.25%	01/01/2002	$20,000,000
Pacific Mutual Life Insurance Co.†
25,000,000	2.17	01/01/2002	25,000,000

Total Variable Rate Obligations			$45,000,000

Total Investments before Repurchase Agreements			$592,008,414

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements*—25.1%
Joint Repurchase Agreement Account I
$99,100,000	1.68%	01/02/2002	$99,100,000
Joint Repurchase Agreement Account II
100,000,000	1.78	01/02/2002	100,000,000

Total Repurchase Agreements			$199,100,000

Total Investments			$791,108,414

#	Variable rate security index is based on either LIBOR, Federal Funds or Prime lending rate.
†	Insurance company issued short-term funding agreement.

*	Unless noted, all repurchase agreements were entered into on December 31, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—27.9%
Asset Backed
Amstel Funding Corp.
$25,000,000	3.43%	02/06/2002	$24,914,250
Atlantis One Funding Corp.
25,000,000	1.83	03/28/2002	24,890,708
Corporate Receivables Corp.
40,000,000	1.87	01/16/2002	39,968,833
Enterprise Funding Corp.
85,000,000	1.89	01/18/2002	84,924,138
FCAR Owner Trust Series I
30,000,000	1.81	02/12/2002	29,936,650
Receivables Capital Corp.
50,000,000	1.82	01/14/2002	49,967,139
Sheffield Receivables Corp.
40,000,000	2.10	01/10/2002	39,979,000
Stellar Funding Group, Inc.
18,338,000	1.95	01/31/2002	18,308,201
Sweetwater Capital Corp.
42,818,000	2.07	01/18/2002	42,776,145
Triple-A One Funding Corp.
27,489,000	1.87	01/22/2002	27,459,014
Commercial Banks
Banque Et Caisse D’Epargne et de Credit
50,000,000	2.45	03/26/2002	49,714,167
Banque Generale Du Luxembourg
50,000,000	2.23	04/08/2002	49,699,569
Unicredit Delaware
25,000,000	3.52	01/31/2002	24,926,667
Food & Kindred Products
Nestle Capital Corp.
30,000,000	1.85	03/01/2002	29,909,042
50,000,000	1.80	03/25/2002	49,792,500
Insurance Carriers
ING America Insurance Holdings
25,000,000	1.89	03/12/2002	24,908,125
Savings Institutions
Alliance & Leicester PLC
25,000,000	3.44	02/15/2002	24,892,500

Total Commercial Paper and Corporate Obligations			$636,966,648

Bank and Medium-Term Notes—0.8%
The Bank of New York Co., Inc.
$19,200,000	4.78%	03/12/2002	$19,205,515

Total Bank and Medium-Term Notes			$19,205,515

Certificates of Deposit-Eurodollar—9.9%
Bank of Scotland
$25,000,000	5.10%	02/04/2002	$24,999,886
Barclays Bank PLC
60,000,000	2.27	04/12/2002	60,000,000
Bayerische Hypo-und Vereinsbank AG
40,000,000	2.43	04/04/2002	40,016,229
Halifax PLC
50,000,000	3.44	03/11/2002	50,013,168
ING Bank NV
20,000,000	5.41	01/22/2002	20,000,000
Societe Generale
15,000,000	5.29	01/28/2002	14,999,893
Westdeutsche Landesbank
15,000,000	4.03	06/13/2002	15,000,000

Total Certificates of Deposit-Eurodollar			$225,029,176

Certificates of Deposit-Yankeedollar—15.6%
Abbey National Treasury Services
$50,000,000	2.35%	04/04/2002	$50,003,830
Bayerische Landesbank, New York
35,000,000	5.05	02/26/2002	35,010,243
Credit Agricole Indosuez, New York
50,000,000	2.12	02/04/2002	50,000,934
Dresdner Bank AG
25,000,000	2.06	01/25/2002	25,004,295
Landesbank Baden-Wuerttemberg
25,000,000	5.27	01/09/2002	25,000,365
Landesbank Hessen-Thueringen Girozentrale
20,000,000	5.56	01/07/2002	20,000,032
25,000,000	5.45	01/08/2002	25,000,230
Merita Bank PLC
10,000,000	2.15	11/06/2002	10,000,000
The Toronto-Dominion Bank
15,000,000	3.86	06/21/2002	15,000,686
25,000,000	2.55	11/26/2002	24,997,773

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
UBS AG
$25,000,000	3.83%	06/25/2002	$24,997,661
50,000,000	2.17	11/18/2002	49,995,638

Total Certificates of Deposit-Yankeedollar			$355,011,687

U.S. Government Agency Obligations—17.2%
Federal Home Loan Bank
$50,000,000	1.95%#	02/19/2002	$49,977,875
Federal Home Loan Mortgage Corp.
11,880,000	3.40	07/18/2002	11,657,844
Federal National Mortgage Association
200,000,000	2.09	01/02/2002	199,988,389
75,000,000	1.75 #	01/15/2002	74,923,155
25,000,000	4.57	02/13/2002	24,863,684
10,000,000	3.95	05/17/2002	9,850,778
20,000,000	6.75	08/15/2002	20,356,461

Total U.S. Government Agency Obligations			$391,618,186

Variable Rate Obligations#—8.3%
BellSouth Telecommunications, Inc.
$50,000,000	2.04%	03/04/2002	$50,000,000
Credit Suisse First Boston Corp.
30,000,000	1.65	01/02/2002	30,000,000
Canadian Imperial Bank of Commerce
25,000,000	1.61	01/02/2002	24,998,130
Commerzbank, New York
25,000,000	1.63	01/02/2002	24,998,130
Monumental Life Insurance Co.†
25,000,000	2.25	01/01/2002	25,000,000
New York Life Insurance Co.†
$10,000,000	2.14	02/28/2002	10,000,000
Wells Fargo Bank, N.A.
25,000,000	2.05	01/07/2002	25,000,000

Total Variable Rate Obligations			$189,996,260

Total Investments before Repurchase Agreements			$1,817,827,472

Repurchase Agreements*—19.8%
Joint Repurchase Agreement Account I
$152,700,000	1.68%	01/02/2002	$152,700,000
Joint Repurchase Agreement Account II
300,000,000	1.78	01/02/2002	300,000,000

Total Repurchase Agreements			$452,700,000

Total Investments			$2,270,527,472

#	Variable rate security index is based on either LIBOR, Federal Funds or Prime lending rate.
†	Insurance company issued short-term funding agreement.

*	Unless noted, all repurchase agreements were entered into on December 31, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio
December 31, 2001

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—53.9%
Federal Farm Credit Bank
$15,000,000	1.82	%#	03/06/2002	$14,995,899
Federal Home Loan Bank
2,094,000	1.43		01/02/2002	2,093,917
10,000,000	1.94	#	01/06/2002	10,000,000
10,000,000	1.73	#	01/15/2002	9,999,605
Federal Home Loan Mortgage Corp.
4,715,000	1.45		01/02/2002	4,714,810
25,000,000	1.81		03/07/2002	24,918,525
10,000,000	2.36		03/28/2002	9,943,622
Federal National Mortgage Association
12,000,000	2.22		03/28/2002	11,936,360
United States Treasury Bills
25,000,000	1.60		01/03/2002	24,997,778

Total U.S. Government Agency Obligations				$113,600,516

Total Investments before Repurchase Agreements				$113,600,516

Repurchase Agreements+*—46.1%
Joint Repurchase Agreement Account I
$32,100,000	1.68%		01/02/2002	$32,100,000
Joint Repurchase Agreement Account II
45,000,000	1.78		01/02/2002	45,000,000
UBS Warburg LLC
20,000,000	2.08		01/30/2002	20,000,000
Maturity Value: $20,102,844
Dated: November 2, 2001

Total Repurchase Agreements				$97,100,000

Total Investments				$210,700,516

________________________________________________________________________________

#	Variable rate security index is based on either LIBOR, U.S. Treasury Bill, Federal Funds or Prime lending rate.
^	At December 31, 2001, these agreements were fully collateralized by U.S. Treasury obligations and Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—35.0%
United States Treasury Bills
$80,000,000	2.09%	01/17/2002	$79,925,689
50,000,000	1.99	01/31/2002	49,917,292
125,000,000	2.00	01/31/2002	124,792,187
50,000,000	1.78	02/07/2002	49,908,528
25,000,000	1.85	02/14/2002	24,943,472
50,000,000	1.78	02/21/2002	49,873,917
25,000,000	1.74	03/07/2002	24,921,458
United States Treasury Notes
15,000,000	6.38	01/31/2002	15,021,265
65,000,000	6.50	02/28/2002	65,259,801
65,000,000	6.63	05/31/2002	65,732,155
25,000,000	5.88	09/30/2002	25,621,951
35,000,000	5.63	11/30/2002	36,111,334
25,000,000	5.13	12/31/2002	25,738,452

Total U.S. Treasury Obligations			$637,767,501

Total Investments before Repurchase Agreements			$637,767,501

Repurchase Agreements+*—65.1%
ABN/AMRO, Inc.
$75,000,000	1.55%	01/02/2002	$75,000,000
Maturity Value: $75,006,458
Credit Suisse First Boston Corp.
35,000,000	1.75	01/02/2002	35,000,000
Maturity Value: $35,003,403
40,000,000	2.36	01/03/2002	40,000,000
Maturity Value: $40,241,244
Dated: October 3, 2001
Goldman, Sachs & Co.
75,000,000	1.68	01/02/2002	75,000,000
Maturity Value: $75,007,000
Joint Repurchase Agreement Account I
696,800,000	1.68	01/02/2002	696,800,000
Merrill Lynch & Co., Inc.
75,000,000	1.70	01/02/2002	75,000,000
Maturity Value: $75,007,083
Morgan Stanley Dean Witter & Co.
75,000,000	1.40	01/02/2002	75,000,000
Maturity Value: $75,005,833
Societe Generale
75,000,000	1.65	01/02/2002	75,000,000
Maturity Value: $75,006,875
UBS Warburg LLC
40,000,000	2.36	01/03/2002	40,000,000
Maturity Value: $40,241,244
Dated: October 3, 2001

Total Repurchase Agreements			$1,186,800,000

Total Investments			$1,824,567,501

^	At December 31, 2001, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2001.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.1%
United States Treasury Bills
$36,200,000	1.63%	01/03/2002	$36,196,722
74,400,000	1.91	01/03/2002	74,392,116
3,000,000	2.16	01/03/2002	2,999,640
60,500,000	2.19	01/03/2002	60,492,639
7,700,000	1.97	01/24/2002	7,690,334
5,700,000	2.06	01/24/2002	5,692,498
21,400,000	1.71	01/31/2002	21,369,594
4,000,000	1.77	01/31/2002	3,994,100
22,500,000	1.80	01/31/2002	22,466,250
53,200,000	1.78	02/07/2002	53,102,947
20,000,000	1.79	02/07/2002	19,963,205
2,500,000	1.80	02/07/2002	2,495,388
10,700,000	1.81	02/07/2002	10,680,150
2,600,000	1.68	02/14/2002	2,594,661
23,000,000	1.85	02/14/2002	22,947,995
11,300,000	1.69	02/21/2002	11,273,026
19,000,000	1.78	02/21/2002	18,952,223
4,300,000	1.92	02/21/2002	4,288,304
5,500,000	1.68	02/28/2002	5,485,113
25,000,000	1.71	03/07/2002	24,923,038
40,100,000	1.66	03/14/2002	39,966,868
5,500,000	1.67	03/21/2002	5,479,904
32,600,000	1.70	03/28/2002	32,467,608

Total U.S. Treasury Obligations			$489,914,323

Total Investments			$489,914,323

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
December 31, 2001

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.8%
Federal Farm Credit Bank
$588,800,000	1.94	%#‡	01/01/2002	$588,800,000
50,000,000	1.97	#	01/01/2002	49,999,569
70,000,000	1.98	#	01/01/2002	69,996,560
25,000,000	1.73	#	01/02/2002	24,995,370
30,000,000	1.71		01/03/2002	29,997,150
50,000,000	1.65		01/04/2002	49,993,125
206,500,000	1.65	#‡	01/15/2002	206,500,000
24,500,000	1.66		01/15/2002	24,484,184
20,000,000	1.71		01/17/2002	19,984,800
30,000,000	1.66		01/18/2002	29,976,483
25,000,000	1.70		01/25/2002	24,971,667
50,000,000	2.15	#	01/27/2002	49,982,907
24,000,000	1.70		01/28/2002	23,969,400
40,000,000	1.73		01/28/2002	39,948,100
43,000,000	2.08		01/29/2002	42,930,435
45,000,000	1.71		01/31/2002	44,935,875
47,000,000	5.20		02/01/2002	47,015,004
20,000,000	1.86		02/07/2002	19,961,767
23,000,000	1.86		02/08/2002	22,954,843
15,000,000	1.73		02/11/2002	14,970,446
50,000,000	2.20		02/15/2002	49,862,500
40,000,000	1.76		03/04/2002	39,878,755
25,000,000	1.78		03/06/2002	24,920,889
15,000,000	1.83		04/15/2002	14,920,700
16,135,000	4.00		06/03/2002	16,128,139
46,875,000	4.00		06/14/2002	46,872,515
31,310,000	3.75		08/01/2002	31,344,596
30,000,000	3.45		09/04/2002	30,025,491
15,000,000	2.22		11/15/2002	14,705,850
Federal Home Loan Bank
150,000,000	1.51	#	01/01/2002	149,969,077
35,000,000	1.51	#	01/01/2002	34,984,514
50,000,000	1.72	#	01/01/2002	49,981,265
100,000,000	1.97	#	01/01/2002	99,998,339
120,000,000	1.99	#	01/03/2002	119,942,096
1,700,000	1.72		01/04/2002	1,699,756
100,000,000	1.96	#	01/05/2002	100,000,000
115,000,000	1.94	#	01/06/2002	115,000,000
40,000,000	5.50		01/08/2002	40,001,826
13,000,000	1.76		01/09/2002	12,994,916
105,337,000	1.72		01/11/2002	105,286,672
175,000,000	1.73	#	01/15/2002	174,993,499
12,827,000	3.70		01/15/2002	12,808,544
40,000,000	5.12		01/16/2002	39,998,685
91,543,000	1.75		01/17/2002	91,471,800
30,000,000	3.49		01/18/2002	29,950,629
50,000,000	2.24	#	01/21/2002	49,964,345
50,000,000	2.04		01/22/2002	49,940,500
62,972,000	2.10		01/22/2002	62,894,859
200,000,000	1.76		01/23/2002	199,784,889
75,000,000	1.78	#	01/23/2002	74,974,940
50,100,000	2.12		01/23/2002	50,035,093
50,000,000	1.78		01/25/2002	49,940,667
70,000,000	1.81	#	01/26/2002	69,970,583
100,000,000	2.10	#	01/30/2002	99,977,124
55,000,000	2.12	#	01/30/2002	54,969,047
25,000,000	3.47		01/30/2002	24,930,118
35,250,000	5.00		01/30/2002	35,255,295
15,000,000	6.75		02/01/2002	15,020,504
50,000,000	4.98		02/05/2002	49,995,046
89,784,000	3.36		02/06/2002	89,482,326
75,000,000	1.68		02/13/2002	74,849,500
30,000,000	2.23		02/13/2002	29,920,092
102,725,000	1.93		02/15/2002	102,477,176
50,000,000	1.95	#	02/19/2002	49,977,875
59,400,000	1.96		02/20/2002	59,238,300
60,000,000	3.33		02/22/2002	59,711,400
50,000,000	1.88		02/26/2002	49,853,778
50,000,000	1.79		03/06/2002	49,840,889
50,000,000	1.73		03/15/2002	49,825,104
50,000,000	1.70	#	03/17/2002	49,956,346
61,788,000	2.20		03/22/2002	61,485,925
38,000,000	2.36		03/22/2002	37,800,711
40,000,000	2.20		03/27/2002	39,792,222
39,900,000	1.71		04/01/2002	39,729,428
46,887,000	2.21		04/01/2002	46,627,949
30,000,000	2.22		04/05/2002	29,826,100
15,000,000	6.75		05/01/2002	15,133,300
19,000,000	7.25		05/15/2002	19,210,197
35,000,000	4.00		06/05/2002	35,002,077
30,000,000	6.88		07/18/2002	30,487,864
32,280,000	2.45		10/18/2002	32,289,936
7,150,000	6.25		11/15/2002	7,393,861
8,500,000	6.38		11/15/2002	8,799,038
25,000,000	2.45		12/17/2002	24,984,505
50,000,000	2.24		12/20/2002	48,901,778
35,000,000	2.25		12/27/2002	34,997,856
Student Loan Marketing Association
120,000,000	2.25	#	01/02/2002	119,995,082
140,000,000	2.16		01/07/2002	139,949,600
105,700,000	1.83		01/25/2002	105,571,046
43,700,000	4.56		02/14/2002	43,456,712
15,000,000	3.61		06/14/2002	14,753,317
25,000,000	3.75		06/28/2002	24,996,879
54,764,000	1.96		07/01/2002	54,224,331
16,300,000	2.07		07/01/2002	16,130,358
15,000,000	3.95		07/01/2002	14,998,586

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
United States Treasury Bills
$69,800,000	1.65%	01/03/2002	$69,793,621
56,400,000	1.85	02/14/2002	56,272,473

Total U.S. Government Agency Obligations			$5,599,499,286

Total Investments			$5,599,499,286

#	Variable rate security index is based on either U.S. Treasury Bill, LIBOR, Federal Funds, or Prime lending rate.

‡	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—4.0%
Birmingham Alabama GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$4,000,000	2.25%	01/03/2002	$4,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Co. Series 1996 A (A-1)
9,300,000	1.90	01/02/2002	9,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 B (A-1/VMIG1)
7,000,000	1.90	01/02/2002	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
9,000,000	1.90	01/02/2002	9,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
6,400,000	1.90	01/02/2002	6,400,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-1/VMIG1)
11,500,000	1.90	01/02/2002	11,500,000
Homewood City VRDN for Educational Facilities— Samford University Series 1999 (AMBAC) (VMIG1)
7,600,000	1.90	01/02/2002	7,600,000
Homewood City VRDN for Educational Facilities— Samford University Series 2000 (VMIG1)
10,300,000	1.90	01/02/2002	10,300,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
7,000,000	1.71	01/03/2002	7,000,000
West Jefferson IDB PCRB VRDN Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
10,000,000	1.95	01/02/2002	10,000,000

			$82,100,000

Alaska—0.3%
Alaska State Housing Finance Corp. VRDN for Housing Development Series 2000 B (A-1+/VMIG1)
$6,405,000	1.70%	01/02/2002	$6,405,000

Arizona—0.8%
Arizona School District TANS COPS Series 2001 (SP-1+/MIG1)
$7,000,000	3.25%	07/31/2002	$7,027,688
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-1+/VMIG1)
8,940,000	1.67	01/02/2002	8,940,000

			$15,967,688

California—2.9%
Fresno County Adjustable RB for Trinity Health Credit Series 2000 C (A-1+/VMIG1)
$6,300,000	1.40%	01/03/2002	$6,300,000
Los Angeles California Unified School District TRANS GO (SP-1+/MIG1)
5,400,000	4.00	07/23/2002	5,441,832
Los Angeles California Wastewater Systems VRDN RB Refunding Subseries 2001 A (FGIC) (A-1+/VMIG1)
9,000,000	1.88	10/31/2002	9,000,000
Los Angeles California Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC) (A-1+/VMIG1)
9,000,000	1.88	10/31/2002	9,000,000
Los Angeles County TRANS GO (SP-1+/MIG1)
25,000,000	3.75	06/28/2002	25,135,349
Los Angeles Wastewater Systems RB (Toronto Dominion/Commerce Bank) (A-1+/P-1)
5,000,000	2.60	01/11/2002	5,000,000

			$59,877,181

Florida—7.3%
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (VMIG1)
$5,500,000	1.65%	01/03/2002	$5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. Refunding for Island Club Apartments Series 2001 A (A-1+)
2,500,000	1.65	01/03/2002	2,500,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (A-1+)
1,500,000	1.71	01/03/2002	1,500,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Florida DOT Eagle Tax-Exempt Trust Series 96 C0903 Class A (A-1+)
$12,000,000	1.71%	01/03/2002	$12,000,000
Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank) (A-1/P-1)
11,500,000	2.10	01/18/2002	11,500,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 F (Landesbank Hessen-Thueringen Girozentrale SPA) (A-1+/VMIG1)
4,000,000	1.80	01/02/2002	4,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2001 B (Bank of America SPA) (A-1+/VMIG1)
4,000,000	1.80	01/02/2002	4,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
17,600,000	1.80	01/02/2002	17,600,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project (First Union National Bank LOC) (A-1)
25,000,000	1.35	01/03/2002	25,000,000
Jacksonville Health Facilities CP Series 2001 A (MIG1)
15,000,000	2.20	01/14/2002	15,000,000
15,000,000	2.20	01/15/2002	15,000,000
6,450,000	1.40	01/22/2002	6,450,000
Orange County Educational Facilities Authority RB for Rollins College Project Series 2001 (Bank of America LOC) (VMIG1)
7,300,000	1.90	01/02/2002	7,300,000
Palm Beach County School Board COPS PA-658 (A1+)
7,870,000	1.69	01/03/2002	7,870,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P-1)
3,600,000	2.10	01/02/2002	3,600,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A1+/P-1)
6,235,000	2.10	01/02/2002	6,235,000
Sunshine State Government Finance Commission CP Series F (A-1+/F-1+)
4,400,000	2.55	01/11/2002	4,400,000

			$149,455,000

Georgia—6.5%
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
$5,500,000	1.90%	01/02/2002	$5,500,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (A-1/VMIG1)
4,700,000	1.90	01/02/2002	4,700,000
Burke County IDA PCRB for Georgia Power Co. First Series 1992 (A-1/VMIG1)
6,800,000	1.80	01/02/2002	6,800,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
10,600,000	1.85	01/02/2002	10,600,000
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-1+/VMIG1)
25,460,000	1.60	01/02/2002	25,460,000
Burke County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (VMIG1)
4,300,000	1.95	01/02/2002	4,300,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
3,755,000	1.65	01/02/2002	3,755,000
Effingham County IDA PCRB VRDN Adjustment for Savannah Electric & Power Co. Project Series 1997 (A-1/VMIG1)
7,900,000	1.90	01/02/2002	7,900,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
16,510,000	1.65	01/02/2002	16,510,000
Municipal Electric Authority of Georgia CP RB Series 1997 B (A-1+)
9,000,000	1.75	01/16/2002	9,000,000
Municipal Electric Authority of Georgia CP RB Series 2001 B (A-1+/P-1)
8,462,000	1.60	01/22/2002	8,462,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
$10,000,000	1.50%	01/02/2002	$10,000,000
Putnam County IDA PCRB VRDN Georgia Power Co. Pollution Project First Series 1996 (VMIG1)
10,000,000	1.95	01/02/2002	10,000,000
Putnam County IDA PCRB VRDN Georgia Power Co. Pollution Project Second Series 1997 (A-1/VMIG1)
10,000,000	1.90	01/03/2002	10,000,000
Savannah Economic Development Authority PCRB VRDN Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	1.80	01/02/2002	1,300,000

			$134,287,000

Hawaii—0.4%
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$8,150,000	1.55%	01/02/2002	$8,150,000

Illinois—5.7%
Chicago Illinois GO Tender Notes (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$4,300,000	1.90%	10/31/2002	$4,300,000
Chicago Illinois Waste Water Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (VMIG1)
1,000,000	1.71	01/02/2002	1,000,000
City of Chicago Board of Education GO VRDN Series 2000 C (Dexia Public Finance SPA) (A-1+/VMIG1)
10,000,000	1.60	01/02/2002	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (Dexia Public Finance SPA) (A-1+/VMIG1)
17,500,000	1.70	01/03/2002	17,500,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (VMIG1)
5,000,000	1.60	01/03/2002	5,000,000
IIlinois GO Eagle Tax-Exempt Trust Series 96 C1301 Class A (A-1+)
4,900,000	1.71	01/03/2002	4,900,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital Series 1995 (Bank One, N.A. SPA) (A-1+/VMIG1)
10,600,000	1.70	01/03/2002	10,600,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One Illinois, N.A. LOC) (A-1+/VMIG1)
16,675,000	1.70	01/02/2002	16,675,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (BankOne, N.A. LOC) (A-1+/VMIG1)
22,850,000	1.70	01/02/2002	22,850,000
Illinois State Sales Tax Revenue Series 2001 A102
7,500,000	1.71	01/02/2002	7,500,000
Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC) (MBIA) (A-1+/VMIG1)
4,500,000	1.55	01/02/2002	4,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 001307 (A-1+)
9,000,000	1.71	01/03/2002	9,000,000
Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
3,300,000	1.70	01/02/2002	3,300,000

			$117,125,000

Indiana—1.8%
Indiana Hospital Equipment Financing Authority VRDN Insured RB Series 1985 A (MBIA) (NBD Bank SPA) (MBIA) (A-1+/VMIG1)
$21,100,000	1.70%	01/02/2002	$21,100,000
Indiana TFA Eagle Tax-Exempt Trust Series 001401 (A-1+)
5,000,000	1.71	01/03/2002	5,000,000
Indiana TFA Eagle Tax-Exempt Trust Series 20011401 Class A (A-1+)
6,400,000	1.71	01/03/2002	6,400,000
Warwick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
5,000,000	1.67	01/03/2002	5,000,000

			$37,500,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Iowa—2.7%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$900,000	1.80%	01/02/2002	$900,000
Iowa Finance Authority VRDN RB for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
18,500,000	1.60	01/03/2002	18,500,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facilities Series 2001 (A1+/VMIG1)
12,500,000	1.65	01/03/2002	12,500,000
Muscatine County PCRB Pharmacia Corp. Series 1992 (P-1)
1,000,000	1.70	01/02/2002	1,000,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	1.80	01/02/2002	21,795,000

			$54,695,000

Kansas—0.3%
Kansas DOT Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
$6,000,000	1.65%	01/02/2002	$6,000,000

Kentucky—0.6%
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-1+/VMIG1)
$4,632,000	1.65%	01/02/2002	$4,632,000
Kentucky Interlocal School TRANS Series 2001 (SP-1+/MIG1)
4,250,000	3.75	06/28/2002	4,270,767
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (A-1+)
2,500,000	1.71	01/03/2002	2,500,000

			$11,402,767

Louisiana—2.0%
Ascension Parish Louisiana PCRB for Vulcan Materials Co. Series 1996 (A-1+/VMIG1)
$8,200,000	1.65%	01/02/2002	$8,200,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1986 (Suntrust Bank, Nashville LOC) (VMIG1)
6,610,000	1.85	01/02/2002	6,610,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A (Suntrust Bank, Atlanta LOC) (A-1+/VMIG1)
11,200,000	1.90	01/02/2002	11,200,000
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
10,135,000	1.75	01/02/2002	10,135,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Credit Local de France SPA) (A-1+/VMIG1)
5,000,000	1.75	01/02/2002	5,000,000

			$41,145,000

Maryland—0.5%
University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 2000 (A-1+)
$4,945,000	1.69%	01/03/2002	$4,945,000
Washington Suburban Sanitation District VRDN BANS Series 2001 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,500,000	1.60	01/02/2002	4,500,000

			$9,445,000

Massachusetts—2.8%
Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97 C2101 (MBIA) (A-1+)
$10,195,000	1.56%	01/03/2002	$10,195,000
Massachusetts Health & Education Facility Authority VRDN RB for Harvard University Series 2000 Y (A-1+/VMIG1)
11,200,000	1.55	01/03/2002	11,200,000
Massachusetts VRDN GO Series 1998 B (Toronto Dominion Bank SPA) (A-1+/VMIG1)
19,000,000	1.55	01/03/2002	19,000,000
Massachusetts Water Resources Authority RB Series 1999 (State Street Bank and Trust Co. LOC) (A-1+/P-1)
7,400,000	1.70	01/08/2002	7,400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts Water Resources Authority VRDN RB Refunding for Multi-Modal-Sub General Series 1999 B (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$10,000,000	1.35%	01/02/2002	$10,000,000

			$57,795,000

Michigan—5.0%
Detroit Sewage Disposal VRDN RB Second Lien Series 2001 E (FGIC) (A-1+/VMIG1)
$9,000,000	2.12%	10/03/2002	$9,000,000
Michigan Building Authority Series 1998 I (A-1+)
6,600,000	1.69	01/03/2002	6,600,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (A-1+)
8,000,000	1.71	01/03/2002	8,000,000
Michigan Municipal Bond Authority RANS Series 2001 C-1 (SP-1+)
10,000,000	3.50	08/22/2002	10,057,231
Michigan Municipal Bond Authority Revenue Series 1998 (A-1+)
8,600,000	1.69	01/03/2002	8,600,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (A-1+/VMIG1)
27,500,000	1.60	01/03/2002	27,500,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+)
18,000,000	1.71	01/03/2002	18,000,000
Michigan State University VRDN Series 2001 A (A-1+/VMIG1)
5,000,000	1.50	01/02/2002	5,000,000
State of Michigan GO CP Series 2001 (AAA)
10,000,000	2.15	10/02/2002	10,000,000

			$102,757,231

Minnesota—2.2%
City of Rochester MN Health Care Facilities Mayo Foundation Series 1992 A (A-1+)
$2,800,000	1.40%	01/22/2002	$2,800,000
City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 B (A-1+)
2,700,000	1.40	01/14/2002	2,700,000
19,000,000	2.15	01/15/2002	19,000,000
City of Rochester MN Health Care Facilities Mayo Foundation Series 2001 A (A-1+)
7,500,000	1.70	01/29/2002	7,500,000
Minneapolis Minnesota VRDN GO for Convention Center Series 2000 (Bayerische Hypo-Und Verinsbank SPA) (A-1/VMIG1)
11,000,000	1.60	01/03/2002	11,000,000
Minnesota School Districts Tax & Aid Anticipation Borrowing Program COPS Series 2001 B (MIG1)
3,250,000	3.00	10/01/2002	3,272,630

			$46,272,630

Mississippi—1.1%
Mississippi GO Eagle Tax-Exempt Trust Series 20012401 Class A (A-1+)
$10,655,000	1.71%	01/03/2002	$10,655,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB for Mississippi Baptist Medical Center Series 1990 (VMIG1)
13,000,000	1.68	01/03/2002	13,000,000

			$23,655,000

Missouri—0.2%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Pharmacia Corp. Series 1993 (P-1)
$5,000,000	1.60%	01/02/2002	$5,000,000

Nebraska—0.4%
Nebraska Educational Finance Authority VRDN RB Refunding for Creighton University Project Series 2001 (VMIG1)
$9,200,000	1.95%	01/02/2002	$9,200,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada—0.8%
Clark County Series 2000 PA-653 (A-1+)
$5,700,000	1.69%	01/03/2002	$5,700,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
6,920,000	1.71	01/03/2002	6,920,000
Las Vegas Valley Water Distribution CP Series A (A-1+)
4,000,000	1.60	01/30/2002	4,000,000

			$16,620,000

New Jersey—2.1%
New Jersey TRANS Series 2001 C (SP-1+/MIG1)
$13,000,000	3.00%	06/14/2002	$13,059,452
New Jersey TRANS CP 2002 A (SP-1+/MIG1)
10,000,000	2.10	01/09/2002	10,000,000
20,000,000	2.35	01/10/2002	20,000,000

			$43,059,452

New Mexico—1.9%
Albuquerque NM VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America SPA) (A-1+/VMIG1)
$5,800,000	1.70%	01/02/2002	$5,800,000
New Mexico Highway Commission VRDN RB Series 1996 (FSA) (A-1+/VMIG1)
26,135,000	1.60	01/02/2002	26,135,000
University of New Mexico RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,500,000	1.75	01/02/2002	7,500,000

			$39,435,000

New York—7.5%
Metropolitan Transportation Authority Dedicated Tax Fund PA-656 Series 2000 A (A-1+)
$2,600,000	1.46%	01/03/2002	$2,600,000
New York City GO RANS Series 2001 A (SP-1+/MIG1)
55,000,000	3.00	04/12/2002	55,153,581
New York City Transitional Finance Authority Eagle-Tax Exempt Trust Series 2000 Class A COPS (A-1+)
2,000,000	1.49	01/03/2002	2,000,000
New York City Transitional Finance Authority for City Recovery Series 2001 A (SP-1+/MIG1)
14,000,000	3.25	10/02/2002	14,130,851
New York City Transitional Finance Authority Future Tax Secured Bonds VRDN Series 1999 A-1 (A-1+/VMIG1)
3,500,000	1.50	01/02/2002	3,500,000
New York City Transitional Finance Authority BANS Series 2001 3 (SP-1+/MIG1)
25,000,000	2.75	11/13/2002	25,210,522
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Series 1994 B (Mellon Bank LOC) (A1+/VMIG1)
6,300,000	1.95	01/02/2002	6,300,000
Triborough Bridge & Tunnel Authority BANS Series 2001 A-1 (SP-1+/MIG1)
38,500,000	5.00	01/17/2002	38,536,173
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 1999 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,900,000	1.45	01/03/2002	7,900,000

			$155,331,127

North Carolina—1.8%
Mecklenburg County Public Improvement GO Series 1998 B (AAA/Aaa)
$2,000,000	4.30%	02/01/2002	$2,000,818
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+/Aa3)
10,730,000	1.60	01/03/2002	10,730,000
North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A.) (A-1+/VMIG1)
20,000,000	1.62	01/02/2002	20,000,000
North Carolina Medical Care Commission VRDN RB for Duke University Hospitals Series 1985 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,100,000	1.70	01/03/2002	5,100,000

			$37,830,818

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio—0.8%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
$13,600,000	1.60%	01/03/2002	$13,600,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
3,850,000	1.70	01/02/2002	3,850,000

			$17,450,000

Oregon—1.7%
Oregon State GO VRDN Series 73-G (A-1+/VMIG1)
$20,600,000	1.50%	01/02/2002	$20,600,000
Tri County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank) (A-1+/VMIG1)
14,000,000	1.55	01/03/2002	14,000,000

			$34,600,000

Pennsylvania—2.5%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (A-1+)
$14,400,000	1.71%	01/03/2002	$14,400,000
Commonwealth of Pennsylvania System of Higher Education BANS for Temple University Funding Obligations (MIG1)
6,000,000	4.00	05/08/2002	6,019,846
Delaware County IDA VRDN PCRB for BP Oil, Inc. Project Series 1985 (A-1+/P-1)
2,400,000	1.90	01/02/2002	2,400,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (PNC Bank, NA) (AMBAC) (A-1/VMIG1)
4,000,000	1.60	01/02/2002	4,000,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (First Union National) (A-1+)
17,570,000	1.60	01/02/2002	17,570,000
Pennsylvania GO Second Series 2001 (AA/Aa2)
7,525,000	4.50	09/16/2002	7,651,194

			$52,041,040

Puerto Rico—3.2%
Puerto Rico Government Development Bank (A-1+)
$13,000,000	1.60%	01/23/2002	$13,000,000
7,803,000	1.45	03/21/2002	7,803,000
Puerto Rico Highway & Transportation Authority VRDN RB Series 1998 A (AMBAC) (Bank of Nova Scotia SPA) (A-1/VMIG1)
2,000,000	1.40	01/02/2002	2,000,000
Puerto Rico TRANS Series 2001 (SP-1+/MIG1)
42,000,000	3.00	07/30/2002	42,212,438

			$65,015,438

South Carolina—1.0%
South Carolina State P Floats Part 1225 (A-1+)
$6,805,000	1.64%	01/03/2002	$6,805,000
South Carolina State Public Service Authority P Floats Part 594 Series 2001 (A-1)
2,335,000	1.69	01/03/2002	2,335,000
South Carolina Transportation Infrastructure Eagle Tax-Exempt Trust Series 20014001 Class A (A-1+)
6,760,000	1.71	01/03/2002	6,760,000
Spartanburg County School District #007 P Floats Part 1341 Series 2001 (A-1+)
5,400,000	1.69	01/03/2002	5,400,000

			$21,300,000

Tennessee—4.3%
City of Memphis GO CP Series 2001 (A-1+/P-1)
$7,500,000	1.50%	01/02/2002	$7,500,000
14,000,000	1.45	01/08/2002	14,000,000
10,000,000	2.45	01/11/2002	10,000,000
Knoxville Utilities Board VRDN RB Subordinate Electric System Notes Series 2000 (Suntrust Bank SPA) (FSA) (A-1+/VMIG1)
5,000,000	1.90	01/02/2002	5,000,000
Knoxville Utilities Board VRDN RB Subordinate Water System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
8,800,000	1.90	01/02/2002	8,800,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIG1)
$22,760,000	1.60%	01/03/2002	$22,760,000
Sevier County Public Building Authority RB for Local Government Improvement Series III F (AMBAC) (VMIG1)
15,300,000	1.65	01/03/2002	15,300,000
Shelby County Eagle Tax-Exempt Trust Series 2014202 Class A COPS (A-1+)
5,000,000	1.71	01/03/2002	5,000,000

			$88,360,000

Texas—12.8%
Belton IDRB VRDN RB for H.E. Butt Grocery Co. Series 1993 (Chase Bank of Texas LOC) (P-1)
$1,150,000	1.60%	01/02/2002	$1,150,000
Brazos River Authority PCRB for Pharmacia Corp. Series 1990 (P-1)
5,300,000	1.70	01/02/2002	5,300,000
Brazos River Authority PCRB for Pharmacia Corp. Series 1994 (P-1)
5,100,000	1.70	01/02/2002	5,100,000
Brazos Texas Harbor IDA for Pharmacia Corp. Series 1991 (P-1)
3,500,000	1.70	01/02/2002	3,500,000
City of Houston Water & Sewer Series A (A-1+/P-1)
12,500,000	2.15	01/10/2002	12,500,000
10,000,000	1.60	01/24/2002	10,000,000
10,000,000	1.65	02/21/2002	10,000,000
City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1c)
36,800,000	1.69	01/03/2002	36,800,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (P-1)
4,000,000	1.72	01/02/2002	4,000,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2001 A 129 (A+/A2)
5,000,000	1.71	01/02/2002	5,000,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital Series 1997 (Morgan Guaranty Trust SPA) (A-1+)
13,200,000	1.90	01/02/2002	13,200,000
Harris County Health Facilities Development Corp. VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (A-1+)
19,900,000	1.90	01/02/2002	19,900,000
Red River Education Financing RB VRDN Revenue for Christian University Project Series 2000 (VMIG1)
6,000,000	1.50	01/02/2002	6,000,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
15,000,000	2.15	01/16/2002	15,000,000
5,900,000	1.65	02/26/2002	5,900,000
San Antonio Water Systems CP Series 1995 (A-1+)
6,200,000	1.65	01/31/2002	6,200,000
Texas Public Finance Authority Series 1993 A (A-1/P-1)
6,250,000	1.65	05/02/2002	6,250,000
17,000,000	1.70	05/02/2002	17,000,000
2,000,000	1.80	05/02/2002	2,000,000
Texas State TRANS Series 2001 A-L32 (SP-1+/MIG1)
65,000,000	3.75	08/29/2002	65,541,438
University of Texas Systems Revenue Finance Systems Series A (A-1+/P-1)
5,000,000	1.65	05/23/2002	5,000,000
7,500,000	1.65	06/10/2002	7,500,000

			$262,841,438

Utah—1.8%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$21,000,000	1.65%	01/02/2002	$21,000,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
10,790,000	1.65	01/02/2002	10,790,000
Intermountain Power Agency VRDN Series 85E (A-1+/VMIG1)
5,000,000	1.45	01/14/2002	5,000,000

			$36,790,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia—1.5%
Fairfax County IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$12,500,000	1.65%	01/02/2002	$12,500,000
Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 A (A-1/VMIG1)
9,100,000	1.90	01/02/2002	9,100,000
Roanoke IDA VRDN RB for Roanoke Memorial Hospitals Series 1995 B (First Union National Bank SPA) (A-1/VMIG1)
6,200,000	1.90	01/02/2002	6,200,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
2,900,000	1.60	01/02/2002	2,900,000

			$30,700,000

Washington—1.5%
Grant County Washington Public Utility District Eagle Tax-Exempt Trust Series 20014702 (FSA) (A-1+)
$4,000,000	1.71%	01/03/2002	$4,000,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+)
12,000,000	1.71	01/03/2002	12,000,000
Washington GO Eagle Tax-Exempt Trust Series 984702 Class A (A-1+)
6,000,000	1.71	01/03/2002	6,000,000
Washington State GO Eagle Tax-Exempt Trust Series 96 C4704 (A-1+)
8,500,000	1.71	01/03/2002	8,500,000

			$30,500,000

Wisconsin—4.6%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1c)
$15,085,000	1.71%	01/03/2002	$15,085,000
Milwaukee RANS Series 2001 (SP-1+/MIG1)
12,750,000	3.50	08/29/2002	12,836,159
Milwaukee RANS Series 2001 B (SP-1+/MIG1)
9,000,000	3.25	08/29/2002	9,046,337
Southeast Wisconsin Professional Baseball Park District RB P-Floats-PT 425 Series 2000 (A-1+)
5,495,000	1.69	01/03/2002	5,495,000
Wisconsin Health & Education Facilities VRDN RB for Aurora Health Care Inc. Series 1999 C (A-1)
7,300,000	1.65	01/02/2002	7,300,000
Wisconsin TRANS Series 2001 (SP-1+/MIG1)
37,500,000	3.75	06/17/2002	37,781,550
Wisconsin TRANS Eagle Tax-Exempt Trust Series 981402 Class A (A-1+)
7,500,000	1.71	01/03/2002	7,500,000

			$95,044,046

Wyoming—2.3%
Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
$24,400,000	1.85%	01/02/2002	$24,400,000
Uinta County Wyoming VRDN PCRB for Refunding Chevron USA, Inc. Series 1993 (P-1)
3,365,000	1.85	01/02/2002	3,365,000
Wyoming State Education Fund TRANS Series 2001 B (SP-1+)
20,000,000	3.50	06/27/2002	20,091,745

			$47,856,745

Total Investments			$2,053,009,601

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—93.2%
Bay Area Toll Authority VRDN Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
$5,000,000	1.35%	01/03/2002	$5,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/West Series 1998 A (MBIA) (A-1+/VMIG1)
2,000,000	1.70	01/02/2002	2,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/ West Series 1998 B (MBIA) (A-1+/VMIG1)
4,350,000	1.70	01/02/2002	4,350,000
California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/ West Series 1998 C (MBIA) (A-1+/ VMIG1)
6,335,000	1.70	01/02/2002	6,335,000
California Pollution Control Financing Authority Adjustable PCRB for Shell Oil Series 1991 A (A-1+/ VMIG1)
1,200,000	1.65	01/02/2002	1,200,000
California Pollution Control Financing Authority Adjustable PCRB for Shell Oil Series 1991 B (A-1+/ VMIG1)
2,100,000	1.65	01/02/2002	2,100,000
California Pollution Control Financing Authority Variable Rate RB for Exxon Mobil Project Series 2000 (A-1+/ VMIG1)
4,400,000	1.65	01/02/2002	4,400,000
California School Cash Reserve Program Pool GO Bonds Series 2001 A (AMBAC) (SP-1+/ MIG1)
7,500,000	4.00	07/03/2002	7,549,448
California State PT 1001 Series 1997 (A-1+)
18,870,000	1.41	01/03/2002	18,870,000
California State Series 1997 (FGIC) (A-1+)
22,000,000	1.50	01/02/2002	22,000,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank LOC) (A-1+)
3,800,000	1.50	01/03/2002	3,800,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (KBC Bank LOC) (VMIG1)
8,400,000	1.40	01/03/2002	8,400,000
Fresno County Adjustable RB for Trinity Health Credit Series 2000 C (A-1+/ VMIG1)
20,150,000	1.40	01/03/2002	20,150,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust) (A-1+/ VMIG1)
9,100,000	1.50	01/03/2002	9,100,000
Huntington Beach MF Hsg. RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
13,000,000	1.50	01/02/2002	13,000,000
Huntington Beach MF Hsg. RB for Seabridge Villas Series 1985 A (Bank of America LOC) (VMIG1)
7,000,000	4.00	01/02/2002	7,000,000
Irvine Ranch Water District Consolidated Refunding GO RB Series 1993 B (Toronto Dominion Bank LOC) (A-1+/ VMIG1)
7,100,000	1.75	01/02/2002	7,100,000
Irvine Ranch Water District VRDN Consolidated Refunding GO Series 1989 (Toronto Dominion Bank LOC) (A-1+/ VMIG1)
1,000,000	1.65	01/02/2002	1,000,000
Irvine Ranch Water District VRDN Consolidated Refunding GO RB Series 1985 B (Landesbank Hessen-Thueringen Girozentrale) (A-1+)
4,700,000	1.75	01/02/2002	4,700,000
Irvine Ranch Water District VRDN Consolidated Refunding GO RB Series 1993 A (Bank of America LOC) (A-1+/ VMIG1)
2,500,000	1.65	01/02/2002	2,500,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
12,500,000	1.50	01/03/2002	12,500,000
Los Angeles City Department of Water & Power (A-1/P-1)
4,500,000	2.40	01/16/2002	4,500,000
Los Angeles City TRANS Series 2001 (MIG1)
5,000,000	4.00	06/28/2002	5,035,427
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
6,711,000	1.55	01/03/2002	6,711,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 B (AMBAC) (A-1+/ VMIG1)
$3,310,000	1.35%	01/02/2002	$3,310,000
Los Angeles County Schools TRANS Series 2001 A (FSA) (SP-1+)
12,000,000	3.50	07/01/2002	12,096,163
Los Angeles County TRANS Series 2001 (SP-1+/ MIG1)
7,500,000	3.75	06/28/2002	7,540,605
Los Angeles Unified School District TRANS Series 2001 (SP-1+/ MIG1)
2,000,000	4.00	07/23/2002	2,015,493
Los Angeles Waste Water Systems Revenue (Toronto Dominion/ Commerzbank) (A-1+/ P-1)
5,500,000	2.45	01/10/2002	5,500,000
3,000,000	2.60	01/11/2002	3,000,000
3,500,000	1.20	01/31/2002	3,500,000
4,000,000	2.25	01/31/2002	4,000,000
Los Angeles Waste Water Systems Revenue Series 2001 C (FGIC) (A-1+/ VMIG1)
2,000,000	1.88	10/31/2002	2,000,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 D (MBIA) (A-1+/ VMIG1)
13,400,000	1.50	01/03/2002	13,400,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 E (MBIA) (A-1+/ VMIG1)
6,200,000	1.40	01/03/2002	6,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America SPA) (A-1+/ VMIG1)
3,000,000	1.65	01/02/2002	3,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/ VMIG1)
15,000,000	1.42	01/02/2002	15,000,000
Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1+/ VMIG1)
1,800,000	1.35	01/03/2002	1,800,000
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
5,000,000	1.60	01/02/2002	5,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
9,000,000	1.60	01/02/2002	9,000,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C (KBC Bank N.V. LOC) (VMIG1)
24,000,000	1.40	01/03/2002	24,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartment Series 1997 A (FNMA) (A-1+)
3,135,000	1.50	01/02/2002	3,135,000
Orange County VRDN Apartment Development RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
5,400,000	1.60	01/03/2002	5,400,000
Palo Alto Unified School District Series 1997 SGA 53 (A-1+)
9,830,000	1.50	01/02/2002	9,830,000
Sacramento County COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank) (A-1+/ VMIG1)
5,375,000	1.50	01/03/2002	5,375,000
San Bernardino County TRANS Series 2000 (SP-1+)
4,840,000	4.50	01/22/2002	4,841,831
San Bernardino County VRDN MF Hsg Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	1.50	01/03/2002	16,600,000
San Bernardino County VRDN COPS for Center Refunding Project Series 1996 (Commerzbank A.G. LOC) (A-1/ VMIG1)
13,500,000	1.45	01/02/2002	13,500,000
San Diego County Regional Transportation Series A (A-1/ P-1)
5,000,000	1.45	01/09/2002	5,000,000
San Diego County School District TRANS Series 2001 (SP-1+/ MIG1)
10,000,000	3.50	06/28/2002	10,069,254
Southern California Metropolitan Water District Adjusted RB Series 1999 B (Bank of America, N.A. SPA) (A-1+/ VMIG1)
7,400,000	1.30	01/03/2002	7,400,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 1991 (AMBAC) (A-1+/ VMIG1)
$13,700,000	1.35%	01/02/2002	$13,700,000
Triunfo County Sanitation District Variable Rate RB Series 1994 (A-1+)
4,210,000	1.60	01/02/2002	4,210,000
West Contra Costa California Unified School District TRANS Series 2001 (SP-1+)
10,300,000	3.25	08/21/2002	10,352,387

			$409,076,608

Puerto Rico—6.4%
Commonwealth of Puerto Rico TRANS Series 2001 (SP-1+/ MIG1)
$18,000,000	3.00%	07/30/2002	$18,093,971
Puerto Rico Government Development Bank (CP Program) (A-1+)
10,000,000	1.45	03/20/2002	10,000,000

			$28,093,971

Total Investments			$437,170,579

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the pre-refunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—98.0%
Albany County New York Public Improvement GO Bonds (FGIC) (AAA/ Aaa)
$1,416,560	3.00%	11/15/2002	$1,431,777
City of Yonkers Civic Facility IDA VRDN RB Adjustment for Consumers Union Facility Series 1991 (Dexia Credit Local de France LOC) (VMIG1)
2,300,000	1.50	01/02/2002	2,300,000
City of Yonkers Civic Facility IDA VRDN RB for Consumers Union Facility Series 1989 (Dexia Credit Local de France LOC) (VMIG1)
2,538,000	1.50	01/02/2002	2,538,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (A-1+/ VMIG1)
4,500,000	1.50	01/02/2002	4,500,000
Long Island Power Authority Electric System Series CP-1 (A-1+/ MIG1)
5,000,000	2.50	01/14/2002	5,000,000
5,000,000	1.80	01/30/2002	5,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/ VMIG1)
7,100,000	1.80	01/02/2002	7,100,000
Metropolitan Transportation Dedicated Tax Fund VRDN Floats PA # 656 (FGIC) (A-1+)
1,000,000	1.46	01/03/2002	1,000,000
Municipal Assistance Corp. RB for the City of New York Series 1997 J (AA+/ Aa1)
1,750,000	4.90	07/01/2002	1,768,949
6,500,000	5.50	07/01/2002	6,617,818
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (A-1+)
7,500,000	1.80	01/02/2002	7,500,000
Nassau County New York Interim Finance Authority BANS Series 2001 A-1 (SP-1+/ MIG1)
5,000,000	3.75	03/14/2002	5,014,059
New York City Adjustment GO Subseries 1993 E-5 (Morgan Guaranty Trust LOC) (A-1+/ VMIG1)
2,800,000	1.90	01/02/2002	2,800,000
New York City GO 1996 Series A (A/ A2)
1,500,000	5.70	08/01/2002	1,527,591
New York City GO VRDN Series 1994 B (B-5) (MBIA) (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
1,100,000	1.80	01/02/2002	1,100,000
New York City GO VRDN Series 1994 B (B-6) (MBIA) (Bank of Nova Scotia SPA) (A-1/ VMIG1)
5,685,000	1.80	01/02/2002	5,685,000
New York City Health & Hospital Corp. Health System Bonds VRDN RB Series 1997 C (Toronto Dominion) (A-1+/ VMIG1)
3,695,000	1.40	01/02/2002	3,695,000
New York City Health & Hospital Corp. Health System Bonds VRDN RB Series 1997 D (Bank of Nova Scotia) (A-1/ VMIG1)
7,360,000	1.45	01/02/2002	7,360,000
New York City Health & Hospital Corp. VRDN Health System Bonds Series 1997 B (Canadian Imperial Bank of Commerce LOC) (A-1+/ VMIG1)
12,255,000	1.40	01/02/2002	12,255,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 C (FGIC) (A-1+/ VMIG1)
6,000,000	1.90	01/02/2002	6,000,000
New York City RANS 2001 Series A (SP-1+/ MIG1)
8,000,000	3.00	04/12/2002	8,021,673
New York City Transitional Finance Authority Eagle Trust VRDN Class A (A-1+)
1,000,000	1.49	01/03/2002	1,000,000
New York City Transitional Finance Authority BANS Series 2001 3 (SP-1+/ MIG1)
3,000,000	2.75	11/13/2002	3,025,089
New York City Transitional Finance Authority BANS Series 2001 A (SP-1+/ MIG1)
8,150,000	3.25	10/02/2002	8,218,262
New York City Trust Cultural Resources VRDN RB for American Museum of Natural History Series 1991 B (MBIA) (Credit Suisse SPA) (A-1+/ VMIG1)
3,600,000	1.40	01/02/2002	3,600,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Trust for Resources Multi-Mode Bonds for Solomon Guggenheim Foundation VRDN Series 1990 B (Westdeutsche Landesbank Girozentrale) (A-1+/ VMIG1)
$2,447,000	1.80%	01/02/2002	$2,447,000
New York State Dormitory Authority RB VRDN for Cornell University Series 1990 B (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
7,300,000	1.80	01/02/2002	7,300,000
New York State Dormitory Authority RB VRDN for the Metropolitan Museum of Art Series 1993 A (A-1+/ VMIG1)
6,925,000	1.40	01/02/2002	6,925,000
New York State Energy Research & Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1995 A (AMBAC) (Societe Generale) (A-1+/ VMIG1)
1,700,000	1.40	01/02/2002	1,700,000
New York State Energy Research & Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1994 A (FGIC) (A-1+/ VMIG1)
1,000,000	1.40	01/02/2002	1,000,000
New York State Energy Research & Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 A (MBIA) (Credit Suisse First Boston SPA) (A-1+/ MIG1)
8,800,000	1.40	01/02/2002	8,800,000
New York State Energy Research & Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1+/ VMIG1)
5,000,000	1.50	01/02/2002	5,000,000
New York State Energy Research & Development Authority PCRB VRDN CP for New York State Electric & Gas Corp. Series 1994 B (Mellon Bank) (A-1+/ VMIG1)
14,100,000	1.95	01/02/2002	14,100,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank) (A-1+)
6,750,000	1.49	01/03/2002	6,750,000
New York State GO Environmental Quality-86-Series 2001 E (AA/ A2)
1,245,000	4.50	07/15/2002	1,256,926
New York State GO VRDN (Dexia Credit Local LOC) (A-1+/ VMIG1)
1,500,000	2.60	08/07/2002	1,500,000
New York State GO VRDN Series 2000 A (Dexia Credit Local LOC) (A-1+/ VMIG1)
5,300,000	3.20	02/07/2002	5,300,000
New York State Housing Finance Agency RB VRDN for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
6,000,000	1.45	01/02/2002	6,000,000
New York State Housing Finance Agency RB VRDN for Talleyrand Crescent Housing Series 1999 A (Fleet National Bank LOC) (VMIG1)
8,000,000	1.45	01/02/2002	8,000,000
New York State Housing Finance Agency RB VRDN AMT Tribeca Park Series 1997 A (FNMA LOC) (VMIG1)
8,700,000	1.50	01/02/2002	8,700,000
New York State Housing Finance Agency RB VRDN AMT for 101 West End Avenue Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
3,000,000	1.55	01/02/2002	3,000,000
New York State Housing Finance Agency RB VRDN for 150 East 44th Street Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
1,000,000	1.55	01/02/2002	1,000,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 B (Bank of Nova Scotia LOC) (A-1+/ VMIG1)
2,700,000	1.50	01/02/2002	2,700,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 C (Landesbank Hessen-Thueringen Girozentrale) (A-1+/ VMIG1)
6,500,000	1.50	01/02/2002	6,500,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 F (Toronto Dominion Bank LOC) (A-1+/ VMIG1)
4,100,000	1.40	01/02/2002	4,100,000
New York State Local Government Assistance Corp. RB VRDN Series 1995 G (Bank of Nova Scotia LOC) (A-1/ VMIG1)
3,400,000	1.40	01/02/2002	3,400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Power Authority VRDN RB Subseries 2000-5 (A-1/ VMIG1)
$7,200,000	1.45%	01/02/2002	$7,200,000
New York State Power Authority VRDN RB Subseries 2001-1 (A-1/ VMIG1)
4,100,000	1.45	01/02/2002	4,100,000
New York State Thruway Authority RB Series CP-2 (A-1+/ P-1)
5,000,000	1.45	01/08/2002	5,000,000
New York State Urban Development Corp. RB Correctional Facilities Series 1991 3 (AA-/ Aaa)
7,450,000	7.38	01/02/2002	7,599,696
Northport-East Northport Unified School District TANS Series 2001 (MIG1)
2,000,000	3.50	06/28/2002	2,008,396
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Series 1997 A (A-1+/ VMIG1)
3,865,000	1.60	01/03/2002	3,865,000
Sachem Central School District TANS Series 2001
1,500,000	3.25	06/27/2002	1,504,179
Suffolk County GO TANS Series 2002 I (SP-1+/ MIG1)
5,000,000	2.75 >	08/15/2002	5,038,350
Triborough Bridge & Tunnel Authority RB BANS Series 1997 A (A+/ Aa3)
2,000,000	5.00	01/02/2002	2,000,075
Triborough Bridge & Tunnel Authority RB BANS Series 2001 A-1 (SP-1+/ MIG1)
8,000,000	5.00	01/17/2002	8,007,287
Triborough Bridge & Tunnel Authority RB VRDN Series 2000 A (FSA) (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
1,500,000	1.50	01/02/2002	1,500,000
Triborough Bridge & Tunnel Authority RB VRDN Series 2000 D (FSA) (Lloyds TSB Bank SPA) (A-1+/ VMIG1)
5,300,000	1.40	01/02/2002	5,300,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	1.55	01/03/2002	3,000,000

			$275,660,127

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—3.2%
Commonwealth of Puerto Rico TRANS Series 2001 (SP-1+/ MIG1)
$9,000,000	3.00%	07/30/2002	$9,046,986

Total Investments			$284,707,113

>	Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Assoc.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg	—	Multi-Family Housing
NRU	—	National Rural Utilities Cooperation Finance Corp.
PCRB	—	Pollution Control Revenue Bond
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
SPA	—	Stand-by-Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
December 31, 2001

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investment in securities, at value based on amortized cost	$592,008,414	$1,817,827,472	$113,600,516
Repurchase agreements	199,100,000	452,700,000	97,100,000
Cash	390	53,500	8,190
Receivables:
Interest	2,082,346	13,269,343	114,933
Fund shares sold	2,800	3,510	—
Reimbursement from investment adviser	—	—	28,571
Other	11,358	20,088	1,097

Total assets	793,205,308	2,283,873,913	210,853,307

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	187,255	247,710	26,343
Fund shares repurchased	—	335	—
Amounts owed to affiliates	326,375	817,870	72,064
Accrued expenses and other liabilities	200,736	415,941	65,060

Total liabilities	714,366	1,481,856	163,467

Net Assets:
Paid-in capital	792,490,942	2,282,392,057	210,689,840
Accumulated net realized loss on investment transactions	—	—	—

NET ASSETS	$792,490,942	$2,282,392,057	$210,689,840

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Units/ Shares outstanding:
ILA Units	443,213,420	1,156,175,918	124,715,009
ILA Administration Units	123,868,918	394,078,165	6,026,269
ILA Service Units	152,735,252	312,776,262	57,787,088
ILA Class B Units	32,731,012	—	—
ILA Class C Units	15,395,687	—	—
Cash Management Shares	24,546,653	419,361,712	22,105,840

Total units/shares of beneficial interest outstanding, $.001 par value (unlimited number of shares authorized)	792,490,942	2,282,392,057	210,634,206

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$637,767,501	$489,914,323	$5,599,499,286	$2,053,009,601	$437,170,579	$284,707,113
1,186,800,000	—	—	—	—	—
49,871	56,379	73,538	343,295	51,576	67,740

3,295,456	—	12,287,561	9,787,729	1,981,504	1,800,879
—	—	—	109	—	—
115,088	50,290	—	—	32,874	24,133
8,771	1,559	33,977	16,407	2,066	1,180

1,828,036,687	490,022,551	5,611,894,362	2,063,157,141	439,238,599	286,601,045

—	—	—	—	—	5,038,350
1,708,291	265,823	711,530	306,548	31,269	12,951
2,667,161	—	35	—	—	—
597,316	145,067	1,897,544	721,026	152,807	91,781
754,736	154,185	779,147	217,011	77,734	64,734

5,727,504	565,075	3,388,256	1,244,585	261,810	5,207,816

1,822,309,183	489,457,476	5,608,506,106	2,061,916,503	438,986,142	281,396,156
—	—	—	(3,947)	(9,353)	(2,927)

$1,822,309,183	$489,457,476	$5,608,506,106	$2,061,912,556	$438,976,789	$281,393,229

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

423,561,021	203,238,887	3,095,942,481	1,339,891,683	305,563,579	122,612,760
16,595,499	18,842,063	1,044,722,168	357,164,780	70,277,056	116,028,136
1,379,620,947	247,064,429	291,749,432	74,456,801	83,994	315,375
—	—	—	—	—	—
—	—	—	—	—	—
2,531,716	20,312,097	1,176,092,025	290,347,292	62,980,526	42,439,885

1,822,309,183	489,457,476	5,608,506,106	2,061,860,556	438,905,155	281,396,156

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Year Ended December 31, 2001

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income	$37,032,585	$114,292,164	$9,679,021

Expenses:
Management fees	3,157,546	8,994,228	839,441
Transfer Agent fees(a)	360,862	1,027,912	95,936
Service Share fees	521,363	1,361,584	214,372
Distribution and Service fees(b)	546,366	1,975,622	127,126
Cash Management Share fees	148,016	1,975,622	127,126
Administration Share fees	143,157	514,172	6,600
Custodian fees	138,940	268,535	89,050
Registration fees	78,647	152,064	47,726
Professional fees	50,721	47,705	46,133
Trustee fees	9,918	9,919	9,918
Other	107,103	92,397	67,014

Total expenses	5,262,639	16,419,760	1,670,442
Less—expense reductions	(128,903)	(1,700,811)	(263,641)

Net expenses	5,133,736	14,718,949	1,406,801

NET INVESTMENT INCOME	31,898,849	99,573,215	8,272,220

Net realized gain on investment transactions	899	53,621	5

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,899,748	$99,626,836	$8,272,225

(a)	The following Portfolios had Transfer Agent fees of:

				Cash
	ILA	Administration	Service	Management
Portfolio	Units	Units	Units	Shares

Prime Obligations+	$242,776	$38,175	$52,136	$11,841
Money Market	596,591	137,113	136,158	158,050
Government	62,569	1,760	21,437	10,170
Treasury Obligations	155,777	6,245	355,164	886
Treasury Instruments	74,687	8,938	69,553	6,458
Federal	1,466,442	295,467	107,585	422,142
Tax-Exempt Diversified	570,968	94,477	12,458	113,450
Tax-Exempt California	159,292	21,235	95	31,285
Tax-Exempt New York	62,158	36,325	429	12,397

^	Prime Obligations Class B and Class C had Transfer Agent fees of $10,532 and $5,402, respectively.

(b)	Amounts relate to Distribution and Service fees for the Cash Management Shares, except for the Prime Obligations Portfolio, which also includes Class B and Class C Units Distributions and Service fees of $263,288 and $135,062, respectively.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$47,093,706	$14,856,074	$245,461,422	$55,374,621	$13,463,984	$7,400,638

4,533,137	1,396,813	20,051,818	6,924,343	1,854,188	973,950
518,072	159,636	2,291,636	791,353	211,907	111,309
3,551,645	695,529	1,075,851	124,583	949	4,287
11,074	80,727	5,276,779	1,418,127	391,057	154,968
11,074	80,727	5,276,779	1,418,127	391,057	154,968
23,420	33,518	1,108,002	354,288	79,633	136,217
205,375	105,529	407,308	257,779	130,952	98,745
332,535	70,382	402,023	31,759	30,859	15,777
56,898	46,633	47,636	47,637	56,718	46,133
10,098	9,918	9,918	9,918	9,919	9,918
120,774	88,884	107,016	103,546	96,079	71,564

9,374,102	2,768,296	36,054,766	11,481,460	3,253,318	1,777,836
(165,323)	(215,173)	(4,565,394)	(1,395,835)	(427,738)	(252,978)

9,208,779	2,553,123	31,489,372	10,085,625	2,825,580	1,524,858

37,884,927	12,302,951	213,972,050	45,288,996	10,638,404	5,875,780

182,581	614,725	872,254	168,005	25,644	—

$38,067,508	$12,917,676	$214,844,304	$45,457,001	$10,664,048	$5,875,780

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

	Prime
	Obligations	Money Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$31,898,849	$99,573,215	$8,272,220
Net realized gain on investment transactions	899	53,621	5

Net increase in net assets resulting from operations	31,899,748	99,626,836	8,272,225

Distributions to unit/shareholders:
From net investment income
ILA Units	(22,441,657)	(61,589,182)	(5,639,219)
ILA Administration Units	(3,225,200)	(12,782,137)	(124,754)
ILA Service Units	(4,238,873)	(12,096,608)	(1,685,602)
ILA Class B Units	(661,432)	—	—
ILA Class C Units	(345,169)	—	—
Cash Management Shares	(987,417)	(13,158,909)	(822,650)

Total distributions to unit/shareholders	(31,899,748)	(99,626,836)	(8,272,225)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	6,253,520,809	11,314,729,228	907,377,028
Reinvestment of dividends and distributions	26,222,445	94,301,810	6,597,038
Cost of units/shares repurchased	(6,383,595,955)	(11,863,367,889)	(925,146,088)

Net increase (decrease) in net assets resulting from unit/share transactions	(103,852,701)	(454,336,851)	(11,172,022)

Total increase (decrease)	(103,852,701)	(454,336,851)	(11,172,022)
Net assets:
Beginning of year	896,343,643	2,736,728,908	221,861,862

End of year	$792,490,942	$2,282,392,057	$210,689,840

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$37,884,927	$12,302,951	$213,972,050	$45,288,996	$10,638,404	$5,875,780
182,581	614,725	872,254	168,005	25,644	—

38,067,508	12,917,676	214,844,304	45,457,001	10,664,048	5,875,780

(13,414,679)	(6,853,041)	(145,906,021)	(34,751,013)	(8,468,336)	(3,533,285)
(531,440)	(761,235)	(25,607,269)	(4,801,620)	(967,991)	(1,856,271)
(24,052,611)	(4,851,734)	(9,130,498)	(571,009)	(4,374)	(22,309)
—	—	—	—	—	—
—	—	—	—	—	—
(68,778)	(451,666)	(34,200,516)	(5,165,354)	(1,197,703)	(463,915)

(38,067,508)	(12,917,676)	(214,844,304)	(45,288,996)	(10,638,404)	(5,875,780)

4,112,822,260	2,681,287,671	24,483,974,757	9,577,998,608	1,873,360,182	1,342,180,086
8,434,492	6,911,730	196,409,914	39,722,805	9,708,587	5,525,675
(3,193,922,446)	(2,537,358,030)	(24,970,528,512)	(9,697,928,616)	(2,193,812,231)	(1,339,010,981)

927,334,306	150,841,371	(290,143,841)	(80,207,203)	(310,743,462)	8,694,780

927,334,306	150,841,371	(290,143,841)	(80,039,198)	(310,717,818)	8,694,780

894,974,877	338,616,105	5,898,649,947	2,141,951,754	749,694,607	272,698,449

$1,822,309,183	$489,457,476	$5,608,506,106	$2,061,912,556	$438,976,789	$281,393,229

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2000

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$68,635,206	$140,784,367	$14,510,065
Net realized gain (loss) on investment transactions	6,508	563	3,316

Net increase in net assets resulting from operations	68,641,714	140,784,930	14,513,381

Distributions to unit/shareholders:
From net investment income
ILA Units	(53,803,359)	(107,732,171)	(10,590,546)
ILA Administration Units	(2,884,320)	(5,797,986)	(242,547)
ILA Service Units	(5,439,123)	(20,391,946)	(3,272,213)
ILA Class B Units	(727,829)	—	—
ILA Class C Units	(414,905)	—	—
Cash Management Shares	(5,372,178)	(6,862,827)	(408,075)

Total distributions to unit/shareholders	(68,641,714)	(140,784,930)	(14,513,381)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	9,195,033,801	13,988,195,316	935,962,798
Reinvestment of dividends and distributions	53,484,094	129,733,394	10,128,147
Cost of units/shares repurchased	(9,607,989,652)	(13,118,859,913)	(1,012,737,981)

Net increase (decrease) in net assets resulting from unit/share transactions	(359,471,757)	999,068,797	(66,647,036)

Total increase (decrease)	(359,471,757)	999,068,797	(66,647,036)
Net assets:
Beginning of year	1,255,815,400	1,737,660,111	288,508,898

End of year	$896,343,643	$2,736,728,908	$221,861,862

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$39,902,094	$22,410,908	$276,373,294	$76,933,384	$24,843,883	$8,536,812
2,031	184,119	117,390	(25,997)	(4,348)	—

39,904,125	22,595,027	276,490,684	76,907,387	24,839,535	8,536,812

(20,333,492)	(15,255,734)	(241,594,491)	(70,640,946)	(23,414,166)	(6,916,269)
(1,113,909)	(1,774,987)	(9,068,635)	(3,006,942)	(506,740)	(1,531,222)
(18,422,138)	(5,482,749)	(15,266,846)	(622,932)	(124,208)	(1,884)
—	—	—	—	—	—
—	—	—	—	—	—
(34,586)	(81,557)	(10,560,712)	(2,662,564)	(798,769)	(87,437)

(39,904,125)	(22,595,027)	(276,490,684)	(76,933,384)	(24,843,883)	(8,536,812)

3,834,534,685	1,943,557,367	28,798,236,787	12,543,117,518	4,135,669,631	1,574,119,840
13,528,911	15,272,456	248,145,229	68,990,385	22,717,180	8,092,359
(3,664,509,142)	(2,183,467,248)	(26,604,280,335)	(12,253,829,768)	(4,340,296,821)	(1,507,655,182)

183,554,454	(224,637,425)	2,442,101,681	358,278,135	(181,910,010)	74,557,017

183,554,454	(224,637,425)	2,442,101,681	358,252,138	(181,914,358)	74,557,017

711,420,423	563,253,530	3,456,548,266	1,783,699,616	931,608,965	198,141,432

$894,974,877	$338,616,105	$5,898,649,947	$2,141,951,754	$749,694,607	$272,698,449

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
December 31, 2001

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/shares:

ILA
				ILA	ILA	Cash
		ILA	ILA	Class	Class	Management
	ILA	Administra-	Service	B	C	Shares
Portfolio	Units	tion Units	Units	Units	Units	(CMS)

Prime Obligations	x	x	x	x	x	x

Money Market	x	x	x			x

Government	x	x	x			x

Treasury Obligations	x	x	x			x

Treasury Instruments	x	x	x			x

Federal	x	x	x			x

Tax-Exempt Diversified	x	x	x			x

Tax-Exempt California	x	x	x			x

Tax-Exempt New York	x	x	x			x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. Tax-Exempt portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

ILA uses the amortized-cost method for valuing portfolio securities, which approximates fair value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios.
   The characterization of distributions to unit/shareholders for financial reporting purposes is

2. Significant Accounting Policies (continued)
determined in accordance with income tax rules. There were no significant book-to-tax differences. Each Portfolio had distributed all of its current year income and realized gains. The tax character of distributions paid during 2001 and 2000 was from ordinary income for Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments and Federal Portfolios and from tax-exempt income for the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. At December 31, 2001 (tax year end), the following Portfolios had capital loss carryforwards for U.S. federal tax purposes of approximately:

		Years of
Portfolio	Amount	Expiration

Prime Obligations	$1,000	2009
Tax-Exempt Diversified	4,000	2008
Tax-Exempt California	9,000	2007 to 2008
Tax-Exempt New York	7,000	2008

   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. During the year ended December 31, 2001, Tax Exempt California Portfolio and Tax Exempt Diversified Portfolio utilized capital loss carryforwards in the amounts of $25,644 and $168,005, respectively.

   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses—

Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
   Unit/ Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3. Each class of units/shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions—

The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
   During the term of a repurchase agreement, the value of the underlying securities held as collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”) pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision by the Trust’s Board of Trustees, manages the Portfolios. As compensation for

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2001

3. Agreements (continued)
the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) such that total operating expenses will not exceed 0.43% of the average net assets of each Portfolio.
   For the year ended December 31, 2001, the Portfolios’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

		Custody	CMS
	Expense	Fee	Fee
Portfolio	Reimbursements	Reductions	Waiver	Total

Prime Obligations	$—	$2	$127	$129

Money Market	—	2	1,699	1,701

Government	153	2	109	264

Treasury Obligations	154	2	9	165

Treasury Instruments	144	2	69	215

Federal	—	27	4,538	4,565

Tax-Exempt Diversified	—	176	1,220	1,396

Tax-Exempt California	37	55	336	428

Tax-Exempt New York	92	28	133	253

   The Trust, on behalf of each Portfolio that offers Class B Units, Class C Units, and Cash Management Shares, has adopted Distribution and Distribution and Service Plans. Under the Distribution and Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C Units and 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.

   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $2,000 for the year ended December 31, 2001.
   Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration, Service and Cash Management Shares Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.

3. Agreements (continued)
   At December 31, 2001, the amounts owed to affiliates were as follows (in thousands):

		Distribution	Transfer
Portfolio	Management	and Service	Agent	Total

Prime Obligations	$255	$43	$28	$326

Money Market	711	26	81	818

Government	64	1	7	72

Treasury Obligations	536	—	61	597

Treasury Instruments	129	1	15	145

Federal	1,642	68	188	1,898

Tax-Exempt Diversified	631	18	72	721

Tax-Exempt California	134	4	15	153

Tax-Exempt New York	80	3	9	92

4. Line of Credit Facility

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the year ended December 31, 2001, the Portfolios did not have any borrowings under this facility.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2001

5. Joint Repurchase Agreement Accounts

The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
   At December 31, 2001, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account I, which equaled $99,100,000, $152,700,000, $32,100,000 and $696,800,000 in principal amount, respectively. At December 31, 2001, the repurchase agreements held in joint repurchase agreement account I were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal	Interest	Maturity	Amortized	Maturity
Amount	Rate	Date	Cost	Value

Barclays Capital PLC
$950,000,000	1.65%	01/02/2002	$950,000,000	$950,087,083
Deutsche Banc
350,000,000	1.68	01/02/2002	350,000,000	350,032,667
Greenwich Capital Markets
350,000,000	1.65	01/02/2002	350,000,000	350,032,083
JPM Securities
350,000,000	1.68	01/02/2002	350,000,000	350,032,667
Salomon Smith Barney
996,000,000	1.67	01/02/2002	996,000,000	996,092,407
UBS Warburg LLC
1,500,000,000	1.70	01/02/2002	1,500,000,000	1,500,141,667

Total Joint Repurchase Agreement
Account I			$4,496,000,000	$4,496,418,574

At December 31, 2001, the Prime Obligations, Money Market and Government Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $100,000,000, $300,000,000 and $45,000,000 in principal amount, respectively. At December 31, 2001, the repurchase agreements held in joint repurchase agreement account II were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal	Interest	Maturity	Amortized	Maturity
Amount	Rate	Date	Cost	Value

Banc of America Securities LLC
$500,000,000	1.85%	01/02/2002	$500,000,000	$500,051,389
Barclays Capital, Inc.
500,000,000	1.80	01/02/2002	500,000,000	500,050,000
Bear Stearns Companies, Inc.
500,000,000	1.82	01/02/2002	500,000,000	500,050,556
Credit Suisse First Boston Corp.
250,000,000	1.80	01/02/2002	250,000,000	250,025,000
Greenwich Capital Markets
700,000,000	1.80	01/02/2002	700,000,000	700,070,000
JPM Securities
750,000,000	1.82	01/02/2002	750,000,000	750,075,833
Lehman Brothers
1,000,000,000	1.75	01/02/2002	1,000,000,000	1,000,097,222
Salomon Smith Barney Holdings, Inc.
1,000,000,000	1.80	01/02/2002	1,000,000,000	1,000,100,000
UBS Warburg LLC
250,000,000	1.30	01/02/2002	250,000,000	250,018,056
UBS Warburg LLC
500,000,000	1.72	01/02/2002	500,000,000	500,047,778
UBS Warburg LLC
1,443,300,000	1.80	01/02/2002	1,443,300,000	1,443,444,330

Total Joint Repurchase Agreement
Account II			$7,393,300,000	$7,394,030,164

6. Portfolio Concentrations

Since the Tax-Exempt California and Tax-Exempt New York Portfolios invest primarily in obligations of issuers within California and New York, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting California and New York.

7. Other Matters

Pursuant to Securities and Exchange Commission exemptive orders, certain Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

8. Subsequent Events

Effective January 1, 2002, GSAM has voluntarily agreed to limit Cash Management Share Administration and Service fees (for the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York portfolios) to 0.25%, on an annual basis, of the average daily net assets of the Cash Management Shares for the respective funds.

Goldman Sachs Institutional Liquid Assets Portfolios— Tax Information (unaudited)

During the year ended December 31, 2001, 100% of the distributions from net investment income paid by ILA Tax-Exempt California Portfolio, ILA Tax-Exempt Diversified Portfolio and ILA Tax-Exempt New York Portfolio were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2001

9. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/share activity for the year ended December 31, 2001 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	4,917,440,587	4,839,421,838	628,047,079
Reinvestment of dividends and distributions	18,628,398	57,673,146	4,605,468
Units repurchased	(5,077,303,833)	(5,494,587,123)	(633,929,459)

	(141,234,848)	(597,492,139)	(1,276,912)

ILA Administration Units:
Units sold	513,606,909	1,526,724,967	44,282,868
Reinvestment of dividends and distributions	2,708,409	12,209,160	40,015
Units repurchased	(463,676,719)	(1,466,296,424)	(38,858,123)

	52,638,599	72,637,703	5,464,760

ILA Service Units:
Units sold	635,044,694	3,264,077,613	56,306,272
Reinvestment of dividends and distributions	3,565,313	11,873,984	1,634,550
Units repurchased	(656,320,342)	(3,309,602,054)	(50,874,013)

	(17,710,335)	(33,650,457)	7,066,809

ILA Class B Units:
Units sold	43,950,559	—	—
Reinvestment of dividends and distributions	598,394	—	—
Units repurchased	(32,150,698)	—	—

	12,398,255	—	—

ILA Class C Units:
Units sold	34,623,313	—	—
Reinvestment of dividends and distributions	296,727	—	—
Units repurchased	(30,330,047)	—	—

	4,589,993	—	—

Cash Management Shares:
Shares sold	108,854,747	1,684,504,810	178,740,809
Reinvestment of dividends and distributions	425,204	12,545,520	317,005
Shares repurchased	(123,814,316)	(1,592,882,288)	(201,484,493)

	(14,534,365)	104,168,042	(22,426,679)

Net increase (decrease) in units/shares	(103,852,701)	(454,336,851)	(11,172,022)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

1,477,606,077	1,134,349,157	12,550,889,085	6,047,885,143	1,287,887,516	718,126,768
7,850,008	5,712,552	130,599,696	30,318,496	7,711,334	3,200,674
(1,445,918,031)	(1,137,910,724)	(13,807,230,167)	(6,471,136,379)	(1,640,968,254)	(775,335,319)

39,538,054	2,150,985	(1,125,741,386)	(392,932,740)	(345,369,404)	(54,007,877)

146,771,775	192,303,400	4,293,500,305	1,735,471,837	282,422,424	483,293,473
460,264	730,661	24,790,023	4,234,155	849,341	1,844,523
(145,731,561)	(196,067,155)	(3,893,706,059)	(1,513,309,050)	(240,485,572)	(451,129,376)

1,500,478	(3,033,094)	424,584,269	226,396,942	42,786,193	34,008,620

2,483,940,668	1,296,421,487	2,573,594,343	120,892,122	1,430,214	1,424,829
57,688	22,292	7,836,007	345,752	27	21,758
(1,597,636,104)	(1,153,455,708)	(2,567,682,753)	(98,167,259)	(1,409,341)	(1,434,686)

886,362,252	142,988,071	13,747,597	23,070,615	20,900	11,901

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

4,503,740	58,213,627	5,065,991,024	1,673,749,506	301,620,028	139,335,016
66,532	446,225	33,184,188	4,824,402	1,147,885	458,720
(4,636,750)	(49,924,443)	(4,701,909,533)	(1,615,315,928)	(310,949,064)	(111,111,600)

(66,478)	8,735,409	397,265,679	63,257,980	(8,181,151)	28,682,136

927,334,306	150,841,371	(290,143,841)	(80,207,203)	(310,743,462)	8,694,780

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2001

9. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity for the year ended December 31, 2000 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	7,762,631,214	8,489,705,384	726,304,416
Reinvestment of dividends and distributions	45,258,583	99,496,388	6,690,202
Units repurchased	(8,318,550,241)	(8,182,298,402)	(812,204,219)

	(510,660,444)	406,903,370	(79,209,601)

ILA Administration Units:
Units sold	249,695,398	706,491,578	13,019,402
Reinvestment of dividends and distributions	2,574,418	5,195,942	23,187
Units repurchased	(221,889,557)	(397,208,462)	(15,746,043)

	30,380,259	314,479,058	(2,703,454)

ILA Service Units:
Units sold	607,075,900	3,535,437,725	69,790,279
Reinvestment of dividends and distributions	4,497,877	18,773,862	3,082,570
Units repurchased	(534,103,489)	(3,591,717,273)	(101,986,816)

	77,470,288	(37,505,686)	(29,113,967)

ILA Class B Units:
Units sold	34,715,831	—	—
Reinvestment of dividends and distributions	642,614	—	—
Units repurchased	(34,469,493)	—	—

	888,952	—	—

ILA Class C Units:
Units sold	41,417,083	—	—
Reinvestment of dividends and distributions	330,388	—	—
Units repurchased	(38,377,686)	—	—

	3,369,785	—	—

Cash Management Shares:
Shares sold	499,498,375	1,256,560,629	126,848,701
Reinvestment of dividends and distributions	180,214	6,267,202	332,188
Shares repurchased	(460,599,186)	(947,635,776)	(82,800,903)

	39,079,403	315,192,055	44,379,986

Net increase (decrease) in units/shares	(359,471,757)	999,068,797	(66,647,036)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

1,881,098,277	1,111,251,653	22,778,581,580	11,023,301,371	3,797,087,154	1,147,371,565
12,441,771	13,425,555	215,568,102	63,921,491	21,626,283	6,473,465
(1,913,816,204)	(1,148,198,627)	(21,943,796,299)	(11,089,113,853)	(4,063,198,185)	(1,137,526,989)

(20,276,156)	(23,521,419)	1,050,353,383	(1,890,991)	(244,484,748)	16,318,041

174,167,805	222,663,300	1,483,923,615	668,385,595	111,699,768	393,319,060
774,893	1,736,952	8,849,438	2,165,695	306,184	1,530,925
(202,181,669)	(234,686,705)	(873,471,412)	(567,867,868)	(93,425,651)	(350,669,083)

(27,238,971)	(10,286,453)	619,301,641	102,683,422	18,580,301	44,180,902

1,772,845,224	590,139,890	2,616,048,202	119,067,158	11,747,198	300,050
277,662	28,493	13,309,384	536,829	44	1,884
(1,544,651,499)	(792,574,624)	(2,635,737,275)	(89,206,033)	(38,912,927)	(50)

228,471,387	(202,406,241)	(6,379,689)	30,397,954	(27,165,685)	301,884

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

6,423,379	19,502,524	1,919,683,390	732,363,394	215,135,511	33,129,165
34,585	81,456	10,418,305	2,366,370	784,669	86,085
(3,859,770)	(8,007,292)	(1,151,275,349)	(507,642,014)	(144,760,058)	(19,459,060)

2,598,194	11,576,688	778,826,346	227,087,750	71,160,122	13,756,190

183,554,454	(224,637,425)	2,442,101,681	358,278,135	(181,910,010)	74,557,017

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Prime Obligations Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,			end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total		period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.79%		$443,213	0.43%	3.70%	0.43%	3.70%
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.63		123,869	0.58	3.38	0.58	3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.38		152,735	0.83	3.25	0.83	3.25
2001-ILA B Units	1.00	0.03	(0.03)	1.00	2.76		32,731	1.43	2.51	1.43	2.51
2001-ILA C Units	1.00	0.03	(0.03)	1.00	2.76		15,396	1.43	2.56	1.43	2.56
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.20		24,547	1.00	3.34	1.43	2.91

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.14		584,448	0.43	5.94	0.43	5.94
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98		71,230	0.58	5.87	0.58	5.87
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.72		170,446	0.83	5.63	0.83	5.63
2000-ILA B Units	1.00	0.05	(0.05)	1.00	5.09		20,333	1.43	4.97	1.43	4.97
2000-ILA C Units	1.00	0.05	(0.05)	1.00	5.09		10,806	1.43	5.02	1.43	5.02
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54		39,081	1.00	5.46	1.43	5.03

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.90		1,095,109	0.43	4.79	0.43	4.79
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.74		40,850	0.58	4.65	0.58	4.65
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.48		92,975	0.83	4.33	0.83	4.33
1999-ILA B Units	1.00	0.04	(0.04)	1.00	3.86		19,444	1.43	3.83	1.43	3.83
1999-ILA C Units	1.00	0.04	(0.04)	1.00	3.86		7,436	1.43	3.76	1.43	3.76
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.30		1	1.00	4.44	1.43	4.01

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.32		837,185	0.43	5.19	0.43	5.19
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.16		38,836	0.58	5.05	0.58	5.05
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.90		119,309	0.83	4.79	0.83	4.79
1998-ILA B Units	1.00	0.04	(0.04)	1.00	4.27		14,412	1.43	4.07	1.43	4.07
1998-ILA C Units	1.00	0.04	(0.04)	1.00	4.27		6,814	1.43	4.13	1.43	4.13
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.93 (c)	4.81 (c)	1.43 (c)	4.31 (c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.38		866,445	0.42	5.24	0.43	5.23
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.96		78,316	0.82	4.85	0.83	4.84
1997-ILA B Units	1.00	0.04	(0.04)	1.00	4.33		1,574	1.42	4.33	1.43	4.32
1997-ILA C Units (commenced August 15)	1.00	0.04	(0.04)	1.00	4.41	(c)	1,897	1.42 (c)	4.39 (c)	1.43 (c)	4.38 (c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Money Market Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.04	$(0.04)	$1.00	4.02%	$1,156,176	0.41%	4.13%	0.41%	4.13%
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.87	394,078	0.56	3.73	0.56	3.73
2001-ILA Service Units	1.00	0.04	(0.04)	1.00	3.61	312,776	0.81	3.55	0.81	3.55
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.43	419,362	0.98	3.33	1.41	2.90

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.18	1,753,668	0.41	6.05	0.41	6.05
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02	321,440	0.56	6.12	0.56	6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76	346,427	0.81	5.63	0.81	5.63
2000-Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60	315,194	0.98	5.72	1.41	5.29

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.92	1,346,765	0.41	4.80	0.41	4.80
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.76	6,961	0.56	4.64	0.56	4.64
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.50	383,932	0.81	4.42	0.81	4.42
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.32	2	0.98	4.37	1.41	3.94

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.33	1,350,317	0.40	5.17	0.43	5.14
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.17	314,327	0.55	5.04	0.58	5.01
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.91	32,349	0.80	4.79	0.83	4.76
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69 (c)	2	0.90 (c)	4.80 (c)	1.43 (c)	4.27 (c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.43	806,096	0.37	5.31	0.42	5.26
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.28	307,480	0.52	5.15	0.57	5.10
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	5.01	20,517	0.77	4.90	0.82	4.85

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on fund distributions.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Government Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.69%	$124,757	0.43%	3.61%	0.49%	3.55%
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.53	6,027	0.58	2.84	0.64	2.78
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.28	57,800	0.83	3.15	0.89	3.09
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.10	22,106	1.00	3.24	1.49	2.75

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.05	126,034	0.43	5.84	0.48	5.79
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89	562	0.58	5.57	0.63	5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63	50,733	0.83	5.42	0.88	5.37
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50	44,533	1.00	5.60	1.48	5.12

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.77	205,244	0.43	4.64	0.45	4.62
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.61	3,265	0.58	4.42	0.60	4.40
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.35	79,847	0.83	4.24	0.85	4.22
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.18	153	1.00	4.68	1.45	4.23

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.21	383,243	0.43	5.09	0.45	5.07
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.05	7,692	0.58	4.94	0.60	4.92
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.79	105,732	0.83	4.67	0.85	4.65
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.57 (c)	2	0.93 (c)	4.60 (c)	1.45 (c)	4.08 (c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.31	460,457	0.42	5.16	0.42	5.16
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.15	10,192	0.57	4.98	0.57	4.98
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.89	83,799	0.82	4.78	0.82	4.78

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.61%	$423,561	0.43%	3.43%	0.44%	3.42%
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.46	16,595	0.58	3.39	0.59	3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.20	1,379,621	0.83	2.70	0.84	2.69
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.03	2,532	1.00	3.09	1.44	2.65

2000-ILA Units	1.00	0.06	(0.06)	1.00	5.95	384,023	0.42	5.77	0.42	5.77
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57	5.51	0.57	5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82	5.49	0.82	5.49
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	2,598	0.99 (c)	5.53 (c)	1.42 (c)	5.10 (c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.63	404,299	0.42	4.50	0.42	4.50
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.48	42,334	0.57	4.35	0.57	4.35
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.22	264,787	0.82	4.19	0.82	4.19

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.15	734,553	0.42	4.96	0.43	4.95
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.99	80,464	0.57	4.88	0.58	4.87
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.73	35,432	0.82	4.67	0.83	4.66

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.26	590,381	0.42	5.12	0.42	5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.10	124,159	0.57	4.99	0.57	4.99
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.84	104,133	0.82	4.73	0.82	4.73

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on fund distributions.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.59%	$203,239	0.43%	3.49%	0.47%	3.45%
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.43	18,842	0.58	3.23	0.62	3.19
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.18	247,064	0.83	2.67	0.87	2.63
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.00	20,312	1.00	2.63	1.47	2.16

2000-ILA Units	1.00	0.05	(0.05)	1.00	5.62	201,088	0.43	5.49	0.45	5.47
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58	5.20	0.60	5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83	4.96	0.85	4.94
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	11,577	1.00 (c)	5.22 (c)	1.45 (c)	4.77 (c)

1999-ILA Units	1.00	0.04	(0.04)	1.00	4.38	224,609	0.43	4.29	0.43	4.29
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.22	32,162	0.58	4.09	0.58	4.09
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	3.96	306,483	0.83	3.90	0.83	3.90

1998-ILA Units	1.00	0.05	(0.05)	1.00	4.96	341,476	0.30	4.83	0.43	4.70
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.80	131,685	0.45	4.68	0.58	4.55
1998-ILA Service Units	1.00	0.04	(0.04)	1.00	4.54	374,128	0.70	4.43	0.83	4.30

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.17	330,241	0.22	5.02	0.42	4.82
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.01	98,667	0.37	4.88	0.57	4.68
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.75	295,404	0.62	4.63	0.82	4.43

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on fund distributions.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Federal Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.90%	$3,095,942	0.41%	3.96%	0.41%	3.96%
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.74	1,044,722	0.56	3.45	0.56	3.45
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.48	291,750	0.81	3.38	0.81	3.38
2001-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.31	1,176,092	0.98	3.23	1.41	2.80

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.03	4,221,684	0.40	5.90	0.40	5.90
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55	6.01	0.55	6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80	5.48	0.80	5.48
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	778,826	1.00 (c)	5.59 (c)	1.43 (c)	5.16 (c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.81	3,171,330	0.41	4.72	0.41	4.72
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.66	836	0.56	4.46	0.56	4.46
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.39	284,382	0.81	4.30	0.81	4.30

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.25	2,625,705	0.34	5.10	0.42	5.02
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.09	508,297	0.49	4.97	0.57	4.89
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.83	53,994	0.74	4.71	0.82	4.63

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.40	2,050,559	0.27	5.26	0.41	5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.24	530,001	0.42	5.11	0.56	4.97
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.98	34,540	0.67	4.83	0.81	4.69

(a)	Calculated based on the average units/ shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on fund distributions.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.44%	$1,339,898	0.40%	2.43%	0.41%	2.42%
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.28	357,182	0.55	2.03	0.56	2.02
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.03	74,461	0.80	1.83	0.81	1.82
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	1.85	290,372	0.97	1.82	1.41	1.38

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.74	1,732,707	0.41	3.67	0.42	3.66
2000-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58	130,767	0.56	3.64	0.57	3.63
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.33	51,389	0.81	3.26	0.82	3.25
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19	227,089	0.98	3.32	1.42	2.88

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.89	1,734,623	0.42	2.85	0.42	2.85
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.73	28,084	0.57	2.66	0.57	2.66
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.48	20,991	0.82	2.41	0.82	2.41
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.30	2	0.99	2.51	1.42	2.08

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.17	1,562,285	0.35	3.12	0.41	3.06
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02	26,509	0.50	2.98	0.56	2.92
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76	37,850	0.75	2.72	0.81	2.66
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.61 (c)	2	0.85 (c)	2.66 (c)	1.41 (c)	2.10 (c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.39	1,479,486	0.32	3.33	0.41	3.24
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.23	27,967	0.47	3.16	0.56	3.07
1997-ILA Service Units	1.00	0.03	(0.03)	1.00	2.97	30,513	0.72	2.97	0.81	2.88

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,			end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total		period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.08%		$305,626	0.43%	2.13%	0.45%	2.11%
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	1.92		70,281	0.58	1.82	0.60	1.80
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.67		84	0.83	1.84	0.85	1.82
2001-Cash Management Shares	1.00	0.01	(0.01)	1.00	1.50		62,986	1.00	1.53	1.45	1.08

2000-ILA Units	1.00	0.03	(0.03)	1.00	3.17		650,980	0.42	3.08	0.43	3.07
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02		27,490	0.56	2.99	0.57	2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76		63	0.82	2.22	0.83	2.21
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63		71,162	0.98	2.74	1.42	2.30

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.60		895,469	0.42	2.58	0.42	2.58
1999-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.45		8,910	0.57	2.38	0.57	2.38
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19		27,229	0.82	2.39	0.82	2.39
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.02		1	0.99	2.15	1.42	1.72

1998-ILA Units	1.00	0.03	(0.03)	1.00	2.84		584,615	0.41	2.79	0.41	2.79
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.68		512	0.56	2.84	0.56	2.84
1998-ILA Service Units	1.00	0.02	(0.02)	1.00	2.43		2	0.81	2.48	0.81	2.48
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.25	(c)	2	0.91 (c)	2.37 (c)	1.41 (c)	1.87 (c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.15		591,003	0.42	3.10	0.42	3.10
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.00		360	0.57	2.98	0.57	2.98
1997-ILA Service Units (Re-commenced September 1)	1.00	0.01	(0.01)	1.00	2.87	(c)	2	0.82 (c)	2.90 (c)	0.82 (c)	2.90 (c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust-Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,			end of	expenses to	income to	expenses to	income to
	beginning	investment	to unit/	end of	Total		period	average net	average net	average net	average net
	of period	income(a)	shareholders	period	return(b)		(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2001-ILA Units	$1.00	$0.02	$(0.02)	$1.00	2.23%		$122,610	0.43%	2.27%	0.47%	2.23%
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.07		116,028	0.58	2.04	0.62	2.00
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.81		315	0.83	2.08	0.87	2.04
2001-Cash Management Shares	1.00	0.02	(0.02)	1.00	1.64		42,440	1.00	1.50	1.47	1.03

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.57		176,618	0.43	3.51	0.47	3.47
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41		82,019	0.58	3.44	0.62	3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15		303	0.83	3.33	0.87	3.29
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02		13,758	1.00	3.15	1.47	2.68

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.76		160,301	0.43	2.73	0.44	2.72
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.60		37,836	0.58	2.61	0.59	2.60
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.35		2	0.83	2.29	0.84	2.28
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.17		2	1.00	2.34	1.44	1.90

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.02		122,550	0.36	2.96	0.51	2.81
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.87		21,580	0.51	2.85	0.66	2.70
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.61		2	0.76	2.61	0.91	2.46
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.46	(c)	1	0.86 (c)	2.56 (c)	1.51 (c)	1.91 (c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.29		102,887	0.33	3.24	0.43	3.14
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.14		31,993	0.48	3.09	0.58	2.99
1997-ILA Service Units (commenced September 15)	1.00	0.01	(0.01)	1.00	3.02	(c)	2	0.73 (c)	3.04 (c)	0.83 (c)	2.94 (c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the (b) investment at the net asset value at the end of the period.
(c)	Annualized.

Report of Independent Accountants

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of
Institutional Liquid Assets Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Portfolio, Money Market Portfolio, Government Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio (collectively, the “Institutional Liquid Assets Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Institutional Liquid Assets Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Institutional Liquid Assets Portfolios’ for the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2002

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 59	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998 to present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Senior Vice President of Scott Paper Company (until June 1994); Director of Arkwright Mutual Insurance Company (1984-1999);
Trustee of International House of Philadelphia (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present);
Trustee, Citizens Scholarship Foundation of America (since 1998); Director, Private Equity Investors—III and IV (since November 1998); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (since 2000).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Patrick T. Harker Age: 43	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (since February 2000); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (since July 1999); Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000); UPS Transportation Professor for the Private Sector, Professor of Systems Engineering and Chairman of Systems Engineering, School of Engineering and Applied Science, University of Pennsylvania (prior thereto).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Mary P. McPherson Age: 66	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (since October 1997); President of Bryn Mawr College (1978-1997); Director, Smith College (since 1998); Director, Josiah Macy, Jr. Foundation (health educational programs) (since 1977); Director, Philadelphia Contributionship (insurance) (since 1985); Director Emeritus, Amherst College (1986-1998); Director, Dayton Hudson Corporation (general retailing merchandising) (1988-1997); Director, The Spencer Foundation (educational research) (since 1993); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (since 1997).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Wilma J. Smelcer Age: 52	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); Chief Administrative Officer, Bank of America, Illinois (1996-1997); Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (since April 2001). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

Richard P. Strubel Age: 62	Trustee	Since 1987	President, COO and Director, Unext Inc. (provider of educational services via the internet) (since 1999); Director, Cantilever Technologies, Inc. (a private software company) (since 1999); Trustee, The University of Chicago (since 1987); Managing Director, Tandem Partners, Inc. (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	69	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (57 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*David B. Ford Age: 55	Trustee	Since 1994	Advisory Director, Goldman Sachs (since December 2001); Director, Goldman Sachs Princeton, LLC (formerly, Commodities Corp. LLC) (futures and commodities traders) (April 1997-December 2001); Managing Director, J. Aron & Company (commodity dealer and risk management adviser) (November 1996-December 2001); Managing Director, Goldman Sachs Investment Management Division (November 1996- December 2001); Chief Executive Officer and Director, CIN Management (investment adviser) (August 1996-December 2001); Chief Executive Officer and Managing Director and Director, Goldman Sachs Asset Management International (November 1995 and December 1994, respectively to December 2001); Co-Head, Goldman Sachs Asset Management (November 1995-December 2001); Co-Head and Director, Goldman Sachs Funds Management, L.P. (November 1995 and December 1994, respectively to December 2001); and Chairman and Director, Goldman Sachs Asset Management Japan Limited (November 1994-December 2001).

			Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

*Alan A. Shuch Age: 52	Trustee	Since 1990	Advisory Director, Goldman Sachs Asset Management (since May 1999); Limited Partner, Goldman Sachs (prior to May 1999); General Partner, Goldman Sachs (prior to December 1994); President and Chief Operating Officer of Goldman Sachs Asset Management (prior to December 1994); and Consultant to Goldman Sachs Asset Management (since December 1994). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

*Kaysie P. Uniacke Age: 40	Trustee & Assistant Secretary	Since 2001 Since 1997	Managing Director, Goldman Sachs Asset Management (since 1997); and Vice President and Senior Fund Manager, Goldman Sachs Asset Management (1988 to 1997). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	69	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, New York, 10005, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder vote) after the Trustee attains the age of 72 years; or (d) the Trust terminates.
[4]	The Goldman Sachs Mutual Fund Complex consists of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2001, Goldman Sachs Trust consisted of 60 portfolios, including the Portfolios described in this Report, and Goldman Sachs Variable Insurance Trust consisted of 9 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

Additional Information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the U.S.): 800-621-2550.

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Gary D. Black 32 Old Slip New York, NY 10005 Age: 41	President	Since 2001	Managing Director, Goldman Sachs (since June 2001); Executive Vice President, AllianceBernstein (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (January 1999- October 2000) and Senior Research Analyst, Sanford Bernstein (February 1992-December 1998).

President— Goldman Sachs Mutual Fund Complex (since 2001) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 37	Treasurer	Since 1997	Vice President, Goldman Sachs (since July 1995); and Director/ Fund Accounting & Custody, Investors Bank & Trust Company (November 1993-July 1995).

Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 41	Vice President	Since 1997	Managing Director, Goldman Sachs (since October 1999); Vice President of GSAM (April 1997-December 1999); and Vice President and General Manager, First Data Corporation— Investor Services Group (1994 to 1997).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 4900 Sears Tower Chicago, IL 60606 Age 39	Vice President	Since 2001	Managing Director, Goldman Sachs (since December 1998); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff 32 Old Slip New York, NY 10005 Age: 36	Secretary	Since 2001	Assistant General Counsel, GSAM and General Counsel to the U.S. Funds Group (since December 1997); and Assistant General Counsel and Vice President, Goldman Sachs (since November 1993 and May 1994, respectively).

Secretary— Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of Officers of the Trust. Additional information about all the Officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the U.S.): 800-621-2550.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Patrick T. Harker
Mary P. McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
OFFICERS
Gary D. Black, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
GOLDMAN, SACHS & CO.
Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

ILA/ AR 12/01	Goldman Sachs Funds 32 Old Slip New York, NY 10005